ANNUAL
                                  REPORT

                           JUNE 30, 2002           [photograph]







              Tax-Free Money Market Fund

               California Tax-Free Money
                             Market Fund

                     Ohio Tax-Free Money
                             Market Fund
                                             ------------------------------
                  Florida Tax-Free Money       THE MARK OF EXCELLENCE(SM)
                             Market Fund

         Tax-Free Intermediate Term Fund

              Ohio Insured Tax-Free Fund

----------------------------------------

                                        LOGO
                                             TOUCHSTONE
                                             -----------------------------------
                                                                 Family of Funds

--------------------------------------------------------------------------------
                                   Tax-Exempt
--------------------------------------------------------------------------------

TABLE OF CONTENTS
--------------------------------------------------------------------------------

                                                                            Page
--------------------------------------------------------------------------------

Letter from the President                                                      3
--------------------------------------------------------------------------------

Management Discussion and Analysis                                           4-6
--------------------------------------------------------------------------------

Statements of Assets and Liabilities                                         7-9
--------------------------------------------------------------------------------

Statements of Operations                                                   10-12
--------------------------------------------------------------------------------

Statements of Changes in Net Assets                                        13-15
--------------------------------------------------------------------------------

Financial Highlights                                                       16-24
--------------------------------------------------------------------------------

Notes to Financial Statements                                              25-35
--------------------------------------------------------------------------------

Portfolios of Investments:
--------------------------------------------------------------------------------

     Tax-Free Money Market Fund                                            36-37
--------------------------------------------------------------------------------

     California Tax-Free Money Market Fund                                 38-41
--------------------------------------------------------------------------------

     Ohio Tax-Free Money Market Fund                                       42-47
--------------------------------------------------------------------------------

     Florida Tax-Free Money Market Fund                                    48-49
--------------------------------------------------------------------------------

     Tax-Free Intermediate Term Fund                                       50-52
--------------------------------------------------------------------------------

     Ohio Insured Tax-Free Fund                                            53-54
--------------------------------------------------------------------------------

Notes to Portfolios of Investments                                            55
--------------------------------------------------------------------------------

Report of Independent Auditors                                                56
--------------------------------------------------------------------------------

                           TOUCHSTONE FAMILY OF FUNDS
                                       [2]

LETTER FROM THE PRESIDENT
--------------------------------------------------------------------------------

                                                                       [PICTURE]

Dear Fellow Shareholder:

We are delighted to provide you with the Touchstone Tax-Free Trust Annual Report for the twelve months ended June 30, 2002. Please note that Touchstone Advisors has modified the names of all the Touchstone tax-free money funds as of May 31, 2002 to identify them more clearly as money market funds.

This updated report includes the investment activity and performance for Touchstone Tax-Free Money Market Fund, Touchstone California Tax-Free Money Market Fund, Touchstone Ohio Tax-Free Money Market Fund, Touchstone Florida Tax-Free Money Market Fund, Touchstone Tax-Free Intermediate Term Fund and Touchstone Ohio Insured Tax-Free Fund. These six tax-free mutual funds are part of the Touchstone Family of Funds, consisting of an array of taxable and tax-free money market funds, taxable and tax-free bond funds, and U.S. and international equity funds offered to meet a variety of investment goals.

This has been a year of unprecedented events. The terrorist attacks on American soil in September and the recent accounting scandals of major corporations combined to disrupt investor confidence. The equity markets fluctuated intensely and the bond markets were erratic, although the U.S. economic recovery seemed to be forming a solid foundation. During the past twelve months, monetary policy eased significantly as the fed funds rate was reduced to the lowest level in thirty years. With both employment and interest rates providing a favorable backdrop, consumer spending, which represents two-thirds of Gross Domestic Product, remained positive. During this period, the municipal markets experienced some volatility, but have recently performed admirably. Interest rate cuts were felt most in short-term yields, which influence money market rates. We are pleased that Touchstone money market funds continued to gain national recognition as top performers in their respective categories, especially in this environment.

Mutual funds provide the diversification that can help keep your financial strategy on course, especially during periods of market uneasiness when investors may be tempted to deviate from long-term plans. At Touchstone, we believe our fund managers' disciplined approach to investment management is well suited to help you attain your goals, while optimizing tax-free income. Tax-free fixed income investments can provide balance and stability to your portfolio. Discuss with your financial advisor the proper investment strategy and asset mix that will help meet your particular investment objectives.

Touchstone remains committed to providing products and services that help investors meet their financial goals. Thank you for your continued confidence in the Touchstone Family of Funds and the opportunity to work on your behalf.

Best regards,


/S/ Jill T. McGruder

Jill T. McGruder
President
Touchstone Family of Funds


Touchstone mutual funds are distributed by Touchstone Securities, Inc., a member of NASD and SIPC.

                           TOUCHSTONE FAMILY OF FUNDS
                                       [3]

MANAGEMENT DISCUSSION AND ANALYSIS
--------------------------------------------------------------------------------

OVERVIEW

Against the backdrop of weakening economic conditions, poor equity markets and the threat of terrorist attacks, the municipal bond market performed quite well during the year-ended June 30, 2002. Yields on high quality municipal bonds declined 0.10% to 1.15%, with yields on short-term to intermediate-term maturities declining the most. This caused the municipal yield curve to steepen significantly.

The economy, which slipped into a recession in March 2001, continued to slow as the Funds' fiscal year began in July 2001. Capital expenditures by businesses slowed dramatically, and the sharp downturn in stocks caused consumer sentiment to wane. The Federal Reserve Board continued to cut interest rates in an effort to stimulate economic activity, eventually bringing the fed funds rate to 1.75%. By the first quarter of 2002, it looked as though the Fed had achieved its goal. The economy rebounded sharply, showing growth of just over 6.00% in the first quarter. The rebound proved to be short lived as the economy slowed and concern about corporate integrity weighed heavily on the stock and corporate bond markets. The difficulties in the corporate bond and equity markets proved to be a boom for the municipal market, as investors flocked to the relative safety of the sector. In fact, municipals were one of the top performing sectors within the fixed income market for the fiscal year period. Despite historically low yield levels within the municipal market, municipal bonds continue to offer attractive relative value compared to other bond market sectors.

TAX-FREE INTERMEDIATE TERM FUND

The Tax-Free Intermediate Term Fund seeks high current income exempt from federal income tax, consistent with the protection of capital. To the extent consistent with the Fund's primary goal, capital appreciation is a secondary goal. The Fund invests primarily in municipal obligations with remaining maturities of twenty years or less, and seeks to maintain an average weighted maturity of between three and ten years. For the fiscal year ended June 30, 2002, the Fund's total returns (excluding the impact of applicable sales loads) were 5.73%, 4.96% and 4.94% for Class A, Class B and Class C shares, respectively. The Lehman Brothers 7-Year Municipal Bond Index, the Fund's benchmark, returned 7.17% during the same period.

The performance of the Tax-Free Intermediate Term Fund lagged the Lipper Intermediate Municipal Debt category's average by about 0.40%. Our holdings of higher coupon bonds and issues, less sensitive to changes in interest rates, had a negative impact on our performance. The emphasis in managing the Fund continues to be maximizing tax-free returns while minimizing the market volatility by investing in high quality municipal bonds. Late in the fiscal year of the Fund, we implemented a change to help improve performance. In order to be more competitive, the investment parameters of the Fund were changed to allow 5.00% of the Funds assets to be invested in BBB rated municipal issues. This small percentage will not significantly change the overall credit quality of the portfolio, but may help to increase the tax-free income of the portfolio.

The municipal market continues to surprise most market experts. Despite a record amount of new issue supply in the first half of 2002 and low nominal yields, municipal bonds have performed quite well. Given their attractive relative value compared to other fixed income sectors, and the anticipation that the Fed will not change interest rates until at least early 2003, we believe municipal bonds should continue to do well.

                           TOUCHSTONE FAMILY OF FUNDS
                                       [4]

MANAGEMENT DISCUSSION AND ANALYSIS
--------------------------------------------------------------------------------

OHIO INSURED TAX-FREE FUND

The Ohio Insured Tax-Free Fund seeks the highest level of interest income exempt from federal income tax and Ohio personal income tax, consistent with the protection of capital. The Fund invests primarily in high quality, long-term Ohio municipal obligations, which include general obligation bonds, revenue bonds and industrial development bonds, that are protected by insurance guaranteeing the payment of principal and interest in the event of default. For the fiscal year ended June 30, 2002, the Fund's total returns (excluding the impact of applicable sales loads) were 5.15%, 4.72% and 4.54% for Class A, Class B and Class C shares, respectively. The Lehman Brothers Municipal Index, the Fund's benchmark, returned 6.92% during the same period.

The performance of the Ohio Insured Tax-Free Fund lagged the Lipper Ohio Municipal Debt category's average for the one-year period ended June 30, 2002. A good deal of the underperformance occurred during the first quarter of the fiscal year. At that time, declining interest rates, combined with the 10-year call feature prevalent in most municipal issues, shortened the effective maturity and duration of the portfolio. Our shorter average maturity hurt our performance relative to our peers. During the second half of the fiscal year we initiated several trades to extend the Fund's effective duration, and to enhance call protection. This helped us to improve our relative performance; thus our relative ranking also improved during this period.

Yields on longer maturities are nearing 5.00%, which has historically been a level where investors have been reluctant to buy bonds. However, municipal bonds continue to offer an attractive alternative when compared to the more volatile sectors of the financial market.

                           TOUCHSTONE FAMILY OF FUNDS
                                       [5]

MANAGEMENT DISCUSSION AND ANALYSIS
--------------------------------------------------------------------------------

   COMPARISON OF THE CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE TAX-FREE INTERMEDIATE TERM FUND - CLASS A*, THE LEHMAN BROTHERS 7-YEAR MUNICIPAL BOND
         INDEX AND THE LEHMAN BROTHERS 5-YEAR MUNICIPAL G.O. BOND INDEX

            --------------------------------------------------------
                         TAX-FREE INTERMEDIATE TERM FUND
                          AVERAGE ANNUAL TOTAL RETURNS

                      1 Year   5 Years   10 Years   Since Inception*
            Class A    0.72%    3.80%     4.83%             --
            Class B    0.96%      --        --            2.19%
            Class C    4.94%    4.05%       --            3.83%
            --------------------------------------------------------

          ------------------------------------------------------------
          Tax-Free Intermediate Term Fund - Class A            $18,713
          Lehman Brothers 7-Year Municipal Bond Index          $20,441
          Lehman Brothers 5-Year Municipal G.O. Bond Index     $21,159
          ------------------------------------------------------------

            Past performance is not predictive of future performance.


* The chart above represents performance of Class A shares only, which will vary from the performance of Class B and Class C shares based on the difference in loads and fees paid by shareholders in the different classes. Fund inception was September 10, 1981, and the initial public offering of Class C shares commenced on February 1, 1994. The initial public offering of Class B shares commenced on May 1, 2001.



      COMPARISON OF THE CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE OHIO INSURED TAX-FREE FUND - CLASS A*, THE LEHMAN BROTHERS MUNICIPAL INDEX
         AND THE LEHMAN BROTHERS 15-YEAR MUNICIPAL G.O. BOND INDEX.

            --------------------------------------------------------
                           OHIO INSURED TAX-FREE FUND
                          AVERAGE ANNUAL TOTAL RETURNS

                      1 Year   5 Years   10 Years   Since Inception*
            Class A    0.18%    4.05%     5.18%             --
            Class B    0.72%      --        --            2.39%
            Class C    4.54%    4.33%       --            4.12%
            --------------------------------------------------------

          ------------------------------------------------------------
          Ohio Insured Tax-Free Fund - Class A                 $19,954
          Lehman Brothers Municipal Index                      $21,348
          Lehman Brothers 15-Year Municipal G.O. Bond Index    $24,738
          ------------------------------------------------------------

            Past performance is not predictive of future performance.

* The chart above represents performance of Class A shares only, which will vary from the performance of Class B and Class C shares based on the difference in loads and fees paid by shareholders in the different classes. Fund inception was April 1, 1985, and the initial public offering of Class C shares commenced on November 1, 1993. The initial public offering of Class B shares commenced on May 1, 2001.

The performance of the above Funds does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

                           TOUCHSTONE FAMILY OF FUNDS
                                       [6]

STATEMENTS OF ASSETS AND LIABILITIES
JUNE 30, 2002
--------------------------------------------------------------------------------
                                                                    CALIFORNIA
                                                    TAX-FREE         TAX-FREE
                                                  MONEY MARKET     MONEY MARKET
                                                      FUND             FUND
--------------------------------------------------------------------------------
ASSETS
Investment securities:
     At amortized cost .......................    $ 23,427,168     $ 87,879,171
                                                  -----------------------------
     At market value .........................    $ 23,427,168     $ 87,879,171
Interest receivable ..........................         160,000          748,487
Other assets .................................           5,477              370
                                                  -----------------------------
TOTAL ASSETS .................................      23,592,645       88,628,028
                                                  -----------------------------

LIABILITIES
Bank overdraft ...............................          30,588           59,686
Dividends payable ............................             306            1,404
Payable to affiliates ........................           5,382           28,777
Payable for securities purchased .............              --        4,101,364
Other accrued expenses and liabilities .......          24,237           31,226
                                                  -----------------------------
TOTAL LIABILITIES ............................          60,513        4,222,457
                                                  -----------------------------

NET ASSETS ...................................    $ 23,532,132     $ 84,405,571
                                                  -----------------------------

NET ASSETS CONSIST OF:
Paid-in capital ..............................    $ 23,488,218     $ 84,399,546

Undistributed net investment income ..........             962               --
Accumulated net realized gains from security
     transactions ............................          42,952            6,025
                                                  -----------------------------
NET ASSETS ...................................    $ 23,532,132     $ 84,405,571
                                                  -----------------------------
Shares of beneficial interest outstanding
     (unlimited number of shares authorized,
     no par value) ...........................      23,498,370       84,399,555
                                                  -----------------------------
Net asset value, offering price and
     redemption price per share ..............    $       1.00     $       1.00
                                                  -----------------------------

See accompanying notes to financial statements.

                           TOUCHSTONE FAMILY OF FUNDS
                                       [7]

STATEMENTS OF ASSETS AND LIABILITIES
JUNE 30, 2002
--------------------------------------------------------------------------------
                                                      OHIO           FLORIDA
                                                    TAX-FREE         TAX-FREE
                                                  MONEY MARKET     MONEY MARKET
                                                      FUND             FUND
--------------------------------------------------------------------------------
ASSETS
Investment securities:
     At amortized cost .......................    $422,894,275     $ 18,037,532
                                                  -----------------------------
     At market value .........................    $422,894,275     $ 18,037,532
Interest receivable ..........................       2,629,673          215,059
Other assets .................................           6,219            1,255
                                                  -----------------------------
TOTAL ASSETS .................................     425,530,167       18,253,846
                                                  -----------------------------

LIABILITIES
Bank overdraft ...............................       1,935,067           68,883
Dividends payable ............................         185,016            7,683
Payable to affiliates ........................         159,804            9,922
Payable for securities purchased .............       1,410,000               --
Other accrued expenses and liabilities .......          78,752           39,334
                                                  -----------------------------
TOTAL LIABILITIES ............................       3,768,639          125,822
                                                  -----------------------------

NET ASSETS ...................................    $421,761,528     $ 18,128,024
                                                  -----------------------------

NET ASSETS CONSIST OF:
Paid-in capital ..............................    $421,781,818     $ 18,136,073
Accumulated net realized losses from security
     transactions ............................         (20,290)          (8,049)
                                                  -----------------------------

NET ASSETS ...................................    $421,761,528     $ 18,128,024
                                                  -----------------------------

PRICING OF RETAIL SHARES

Net assets applicable to Retail shares .......    $211,082,693     $ 18,128,024
                                                  -----------------------------
Shares of beneficial interest outstanding
     (unlimited number of shares authorized,
     no par value) ...........................     211,080,754       18,136,061
                                                  -----------------------------
Net asset value, offering price and
     redemption price per share ..............    $       1.00     $       1.00
                                                  -----------------------------

PRICING OF INSTITUTIONAL SHARES
Net assets applicable to Institutional shares ..  $210,678,835     $         --
                                                  -----------------------------
Shares of beneficial interest outstanding
     (unlimited number of shares authorized,
     no par value) ...........................     210,687,453               --
                                                  -----------------------------
Net asset value, offering price and
     redemption price per share ..............    $       1.00     $         --
                                                  -----------------------------

See accompanying notes to financial statements.

                           TOUCHSTONE FAMILY OF FUNDS
                                       [8]

STATEMENTS OF ASSETS AND LIABILITIES
JUNE 30, 2002
--------------------------------------------------------------------------------
                                                    TAX-FREE       OHIO INSURED
                                                  INTERMEDIATE       TAX-FREE
                                                   TERM FUND           FUND
--------------------------------------------------------------------------------
ASSETS
Investment securities:
     At amortized cost .......................    $ 35,789,192     $ 55,302,594
                                                  -----------------------------
     At market value .........................    $ 37,660,905     $ 59,019,662
Cash .........................................          74,961          109,377
Interest receivable ..........................         406,573          417,457
Receivable for capital shares sold ...........          32,702            7,215
Receivable for securities sold ...............       1,415,740               --
Other assets .................................          11,508            1,755
                                                  -----------------------------
TOTAL ASSETS .................................      39,602,389       59,555,466
                                                  -----------------------------

LIABILITIES
Dividends payable ............................          23,892           62,273
Payable to affiliates ........................           7,374            2,185
Payable for capital shares redeemed ..........          38,126           33,078
Payable for securities purchased .............       2,500,195               --
Other accrued expenses and liabilities .......          25,450           39,837
                                                  -----------------------------
TOTAL LIABILITIES ............................       2,595,037          137,373
                                                  -----------------------------

NET ASSETS ...................................    $ 37,007,352     $ 59,418,093
                                                  -----------------------------

NET ASSETS CONSIST OF:
Paid-in capital ..............................    $ 35,771,336     $ 55,369,063
Accumulated net realized gains (losses)
     from security transactions ..............        (635,697)         331,962
Net unrealized appreciation on investments ...       1,871,713        3,717,068
                                                  -----------------------------

NET ASSETS ...................................    $ 37,007,352     $ 59,418,093
                                                  -----------------------------

PRICING OF CLASS A SHARES
Net assets applicable to Class A shares ......    $ 33,350,451     $ 54,347,605
                                                  -----------------------------
Shares of beneficial interest outstanding
     (unlimited number of shares authorized,
     no par value) ...........................       2,971,318        4,550,560
                                                  -----------------------------
Net asset value and redemption price per share    $      11.22     $      11.94
                                                  -----------------------------
Maximum offering price per share .............    $      11.78     $      12.54
                                                  -----------------------------

PRICING OF CLASS B SHARES
Net assets applicable to Class B shares ......    $     60,196     $    160,817
                                                  -----------------------------
Shares of beneficial interest outstanding
     (unlimited number of shares authorized,
     no par value) ...........................           5,360           13,452
                                                  -----------------------------
Net asset value and redemption price per share*   $      11.23     $      11.95
                                                  -----------------------------
Maximum offering price per share .............    $      11.23     $      11.95
                                                  -----------------------------

PRICING OF CLASS C SHARES
Net assets applicable to Class C shares ......    $  3,596,705     $  4,909,671
                                                  -----------------------------
Shares of beneficial interest outstanding
     (unlimited number of shares authorized,
     no par value) ...........................         320,333          410,346
                                                  -----------------------------
Net asset value and redemption price per share*   $      11.23     $      11.96
                                                  -----------------------------
Maximum offering price per share .............    $      11.23     $      11.96
                                                  -----------------------------

* Redemption price per share varies by length of time held.

See accompanying notes to financial statements.

                           TOUCHSTONE FAMILY OF FUNDS
                                       [9]

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED JUNE 30, 2002
--------------------------------------------------------------------------------
                                                                   CALIFORNIA
                                                     TAX-FREE        TAX-FREE
                                                   MONEY MARKET    MONEY MARKET
                                                      FUND            FUND

INVESTMENT INCOME
Interest income ..............................    $    615,905     $  1,623,277
                                                  -----------------------------

EXPENSES
Investment advisory fees .....................         118,343          431,774
Distribution expenses ........................          50,995          199,466
Accounting services fees .....................          30,000           36,000
Transfer agent fees ..........................          29,937           34,139
Reports to shareholders ......................          22,717           23,121
Professional fees ............................          17,507           23,208
Custodian fees ...............................          15,083           22,986
Postage and supplies .........................          15,269            7,960
Registration fees ............................          15,292              406
Pricing expenses .............................           4,718            9,207
Trustees' fees and expenses ..................           6,622            6,878
Other expense ................................           3,052            1,954
                                                  -----------------------------
TOTAL EXPENSES ...............................         329,535          797,099
Fees waived and/or expenses reimbursed
     by the Adviser ..........................        (118,961)        (149,369)
                                                  -----------------------------
NET EXPENSES .................................         210,574          647,730
                                                  -----------------------------

NET INVESTMENT INCOME ........................         405,331          975,547
                                                  -----------------------------

NET REALIZED GAINS FROM SECURITY TRANSACTIONS           46,773            6,780
                                                  -----------------------------

NET INCREASE IN NET ASSETS FROM OPERATIONS ...    $    452,104     $    982,327
                                                  -----------------------------

See accompanying notes to financial statements.

                           TOUCHSTONE FAMILY OF FUNDS
                                      [10]

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED JUNE 30, 2002
--------------------------------------------------------------------------------
                                                      OHIO           FLORIDA
                                                    TAX-FREE         TAX-FREE
                                                  MONEY MARKET     MONEY MARKET
                                                      FUND             FUND
--------------------------------------------------------------------------------
INVESTMENT INCOME
Interest income ..............................    $  9,967,435     $    421,873
                                                  -----------------------------

EXPENSES
Investment advisory fees .....................       1,925,120           91,956
Distribution expenses, Retail class ..........         584,363           39,772
Accounting services fees .....................          73,494           30,000
Transfer agent fees, Retail class ............          69,770           12,000
Transfer agent fees, Institutional class .....          12,000               --
Professional fees ............................          56,481           18,633
Custodian fees ...............................          69,331            9,780
Reports to shareholders ......................          66,251            7,976
Postage and supplies .........................          27,674            7,670
Pricing expenses .............................          20,783            4,282
Trustees' fees and expenses ..................           6,878            6,805
Registration fees ............................           8,466            1,853
Other expense ................................          13,607            1,640
                                                  -----------------------------
TOTAL EXPENSES ...............................       2,934,218          232,367
Fees waived and/or expenses reimbursed
     by the Adviser ..........................         (80,647)        (112,867)
                                                  -----------------------------
NET EXPENSES .................................       2,853,571          119,500
                                                  -----------------------------

NET INVESTMENT INCOME ........................       7,113,864          302,373
                                                  -----------------------------

NET REALIZED LOSSES FROM SECURITY TRANSACTIONS          (4,430)            (120)
                                                  -----------------------------

NET INCREASE IN NET ASSETS FROM OPERATIONS ...    $  7,109,434     $    302,253
                                                  -----------------------------

See accompanying notes to financial statements.

                           TOUCHSTONE FAMILY OF FUNDS
                                      [11]

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED JUNE 30, 2002
--------------------------------------------------------------------------------
                                                    TAX-FREE       OHIO INSURED
                                                  INTERMEDIATE       TAX-FREE
                                                   TERM FUND           FUND
--------------------------------------------------------------------------------
INVESTMENT INCOME
Interest income ..............................    $  1,919,105     $  3,240,976
                                                  -----------------------------

EXPENSES
Investment advisory fees .....................         189,713          310,714
Distribution expenses, Class A ...............          73,363          122,541
Distribution expenses, Class B ...............             472            1,036
Distribution expenses, Class C ...............          30,110           39,718
Transfer agent fees, Class A .................          40,189           26,858
Transfer agent fees, Class B .................          12,000           12,000
Transfer agent fees, Class C .................          12,000           12,000
Accounting services fees .....................          54,000           60,000
Reports to shareholders ......................          43,489           40,646
Registration fees, Common ....................             884              155
Registration fees, Class A ...................          10,846            4,910
Registration fees, Class B ...................          13,827            7,640
Registration fees, Class C ...................          10,894            2,962
Postage and supplies .........................          27,380           19,739
Professional fees ............................          21,261           24,849
Custodian fees ...............................          13,877           14,978
Pricing expenses .............................           8,516           11,768
Trustees' fees and expenses ..................           6,348            6,231
Other expenses ...............................           1,674            2,316
                                                  -----------------------------
TOTAL EXPENSES ...............................         570,843          721,061
Fees waived by the Adviser ...................        (168,959)        (219,602)
                                                  -----------------------------
NET EXPENSES .................................         401,884          501,459
                                                  -----------------------------

NET INVESTMENT INCOME ........................       1,517,221        2,739,517
                                                  -----------------------------

REALIZED AND UNREALIZED GAINS ON INVESTMENTS
Net realized gains from security transactions          162,213          470,987
Net change in unrealized appreciation/
     depreciation on investments .............         391,945          246,320
                                                  -----------------------------
NET REALIZED AND UNREALIZED GAINS ON INVESTMENTS       554,158          717,307
                                                  -----------------------------

NET INCREASE IN NET ASSETS FROM OPERATIONS ...    $  2,071,379     $  3,456,824
                                                  -----------------------------

See accompanying notes to financial statements.

                           TOUCHSTONE FAMILY OF FUNDS
                                      [12]

STATEMENTS OF CHANGES IN NET ASSETS
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                            CALIFORNIA
                                                                       TAX-FREE                              TAX-FREE
                                                                     MONEY MARKET                          MONEY MARKET
                                                                         FUND                                  FUND
                                                          -----------------------------------------------------------------------
                                                               YEAR               YEAR               YEAR               YEAR
                                                               ENDED              ENDED              ENDED              ENDED
                                                             JUNE 30,           JUNE 30,           JUNE 30,           JUNE 30,
                                                               2002               2001               2002               2001
---------------------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment income ................................    $      405,331     $      907,591     $      975,547     $    2,022,467
Net realized gains (losses) from security transactions            46,773                 17              6,780               (308)
                                                          -----------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM OPERATIONS ...........           452,104            907,608            982,327          2,022,159
                                                          -----------------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income ...........................          (404,369)          (907,591)          (975,547)        (2,022,467)
                                                          -----------------------------------------------------------------------

FROM CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold ............................        37,899,916         43,512,963        259,409,267        266,713,285
Reinvested distributions .............................           396,218            883,130            926,470          1,916,711
Payments for shares redeemed .........................       (37,220,247)       (47,181,236)      (245,422,313)      (262,044,091)
                                                          -----------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM CAPITAL
     SHARE TRANSACTIONS ..............................         1,075,887         (2,785,143)        14,913,424          6,585,905
                                                          -----------------------------------------------------------------------

TOTAL INCREASE IN NET ASSETS .........................         1,123,622         (2,785,126)        14,920,204          6,585,597

NET ASSETS
Beginning of year ....................................        22,408,510         25,193,636         69,485,367         62,899,770
                                                          -----------------------------------------------------------------------
End of year ..........................................    $   23,532,132     $   22,408,510     $   84,405,571     $   69,485,367
                                                          -----------------------------------------------------------------------

See accompanying notes to financial statements.

                           TOUCHSTONE FAMILY OF FUNDS
                                      [13]

STATEMENTS OF CHANGES IN NET ASSETS
---------------------------------------------------------------------------------------------------------------------------------
                                                                         OHIO                               FLORIDA
                                                                       TAX-FREE                              TAX-FREE
                                                                     MONEY MARKET                          MONEY MARKET
                                                                         FUND                                  FUND
                                                          -----------------------------------------------------------------------
                                                               YEAR               YEAR               YEAR               YEAR
                                                               ENDED              ENDED              ENDED              ENDED
                                                             JUNE 30,           JUNE 30,           JUNE 30,           JUNE 30,
                                                               2002               2001               2002               2001
---------------------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment income ................................    $    7,113,864     $   13,136,820     $      302,373     $      633,346
Net realized gains (losses) from security transactions            (4,430)           (13,614)              (120)             4,725
                                                          -----------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM OPERATIONS ...........         7,109,434         13,123,206            302,253            638,071
                                                          -----------------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income, Retail ...................        (3,418,541)        (7,199,064)          (302,373)          (633,346)
From net investment income, Institutional ............        (3,695,323)        (5,937,756)                --                 --
                                                          -----------------------------------------------------------------------
DECREASE IN NET ASSETS FROM DISTRIBUTIONS
     TO SHAREHOLDERS .................................        (7,113,864)       (13,136,820)          (302,373)          (633,346)
                                                          -----------------------------------------------------------------------

FROM CAPITAL SHARE TRANSACTIONS
RETAIL
Proceeds from shares sold ............................       509,765,613        510,438,974         47,361,962         35,012,852
Reinvested distributions .............................         3,390,944          7,113,430            159,201            291,478
Payments for shares redeemed .........................      (513,635,848)      (520,535,436)       (46,083,190)       (36,862,827)
                                                          -----------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
     RETAIL SHARE TRANSACTIONS .......................          (479,291)        (2,983,032)         1,437,973         (1,558,497)
                                                          -----------------------------------------------------------------------

INSTITUTIONAL
Proceeds from shares sold ............................       606,266,764        348,589,305                 --                 --
Reinvested distributions .............................           446,040            532,236                 --                 --
Payments for shares redeemed .........................      (581,412,222)      (296,629,990)                --                 --
                                                          -----------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
     INSTITUTIONAL SHARE TRANSACTIONS ................        25,300,582         52,491,551                 --                 --
                                                          -----------------------------------------------------------------------

TOTAL INCREASE (DECREASE) IN NET ASSETS ..............        24,816,861         49,494,905          1,437,853         (1,553,772)

NET ASSETS
Beginning of year ....................................       396,944,667        347,449,762         16,690,171         18,243,943
                                                          -----------------------------------------------------------------------
End of year ..........................................    $  421,761,528     $  396,944,667     $   18,128,024     $   16,690,171
                                                          -----------------------------------------------------------------------

See accompanying notes to financial statements.

                           TOUCHSTONE FAMILY OF FUNDS
                                      [14]

STATEMENTS OF CHANGES IN NET ASSETS
---------------------------------------------------------------------------------------------------------------------------------
                                                                       TAX-FREE                            OHIO INSURED
                                                                     INTERMEDIATE                            TAX-FREE
                                                                      TERM FUND                                FUND
                                                          -----------------------------------------------------------------------
                                                               YEAR               YEAR               YEAR               YEAR
                                                               ENDED              ENDED              ENDED              ENDED
                                                             JUNE 30,           JUNE 30,           JUNE 30,           JUNE 30,
                                                               2002               2001               2002               2001
---------------------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment income ................................    $    1,517,221     $    1,680,962     $    2,739,517     $    2,955,098
Net realized gains from security transactions ........           162,213             42,293            470,987            361,045
Net change in unrealized appreciation/depreciation
     on investments ..................................           391,945          1,309,532            246,320          2,247,767
                                                          -----------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM OPERATIONS ...........         2,071,379          3,032,787          3,456,824          5,563,910
                                                          -----------------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income, Class A ..................        (1,401,341)        (1,564,080)        (2,565,466)        (2,789,503)
From net investment income, Class B ..................            (1,670)                --             (4,056)               (14)
From net investment income, Class C ..................          (114,210)          (116,882)          (172,357)          (165,581)
From net realized gains, Class A .....................                --                 --            (92,607)                --
From net realized gains, Class B .....................                --                 --               (182)                --
From net realized gains, Class C .....................                --                 --             (7,073)                --
                                                          -----------------------------------------------------------------------
DECREASE IN NET ASSETS FROM DISTRIBUTIONS
     TO SHAREHOLDERS .................................        (1,517,221)        (1,680,962)        (2,841,741)        (2,955,098)
                                                          -----------------------------------------------------------------------

FROM CAPITAL SHARE TRANSACTIONS
CLASS A
Proceeds from shares sold ............................        12,425,340          8,009,223        152,308,825        113,292,458
Reinvested distributions .............................         1,102,766          1,219,376          1,824,724          1,916,879
Payments for shares redeemed .........................       (16,379,937)       (11,587,822)      (155,158,445)      (122,473,740)
                                                          -----------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM CLASS A
     SHARE TRANSACTIONS ..............................        (2,851,831)        (2,359,223)        (1,024,896)        (7,264,403)
                                                          -----------------------------------------------------------------------
CLASS B
Proceeds from shares sold ............................            57,944                100            117,241             40,100
Reinvested distributions .............................             1,585                 --              2,342                 --
                                                          -----------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM CLASS B
     SHARE TRANSACTIONS ..............................            59,529                100            119,583             40,100
                                                          -----------------------------------------------------------------------
CLASS C
Proceeds from shares sold ............................         1,475,796            807,508            768,925          1,603,993
Reinvested distributions .............................            94,489            106,267            145,704            135,801
Payments for shares redeemed .........................        (1,066,023)        (1,355,995)          (562,394)          (952,778)
                                                          -----------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM CLASS C
     SHARE TRANSACTIONS ..............................           504,262           (442,220)           352,235            787,016
                                                          -----------------------------------------------------------------------

TOTAL INCREASE (DECREASE) IN NET ASSETS ..............        (1,733,882)        (1,449,518)            62,005         (3,828,475)

NET ASSETS
Beginning of year ....................................        38,741,234         40,190,752         59,356,088         63,184,563
                                                          -----------------------------------------------------------------------
End of year ..........................................    $   37,007,352     $   38,741,234     $   59,418,093     $   59,356,088
                                                          -----------------------------------------------------------------------

(A) Except for Class B shares which represents the period from initial public offering (May 1, 2001) through June 30, 2001.

See accompanying notes to financial statements.

                           TOUCHSTONE FAMILY OF FUNDS
                                      [15]

TAX-FREE MONEY MARKET FUND
FINANCIAL HIGHLIGHTS
----------------------------------------------------------------------------------------------------------------
                                                     PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR
----------------------------------------------------------------------------------------------------------------
                                                                       YEAR ENDED JUNE 30,
                                              ------------------------------------------------------------------
                                                2002            2001          2000          1999          1998
----------------------------------------------------------------------------------------------------------------
Net asset value at beginning of year .....    $  1.000        $  1.000      $  1.000      $  1.000      $  1.000
                                              ------------------------------------------------------------------
Net investment income ....................       0.017           0.034         0.032         0.027         0.030
                                              ------------------------------------------------------------------
Net realized gains on investments ........       0.000(A)           --            --            --            --
                                              ------------------------------------------------------------------
Dividends from net investment income .....      (0.017)         (0.034)       (0.032)       (0.027)       (0.030)
                                              ------------------------------------------------------------------
Net asset value at end of year ...........    $  1.000        $  1.000      $  1.000      $  1.000      $  1.000
                                              ------------------------------------------------------------------
Total return .............................        1.73%           3.45%         3.22%         2.75%         3.03%
                                              ------------------------------------------------------------------
Net assets at end of year (000's) ........    $ 23,532        $ 22,409      $ 25,194      $ 25,234      $ 37,383
                                              ------------------------------------------------------------------
Ratio of gross expenses to
     average net assets(B) ...............        1.39%           1.09%         1.00%         0.95%         0.92%
Ratio of net expenses to
     average net assets ..................        0.89%           0.89%         0.89%         0.89%         0.92%
Ratio of net investment income to
     average net assets ..................        1.71%           3.42%         3.15%         2.74%         2.98%

(A)  Amount rounds to less than $0.0005.
(B)  Such   percentages   are  before   advisory   fee   waivers   and   expense
     reimbursements.

CALIFORNIA TAX-FREE MONEY MARKET FUND
FINANCIAL HIGHLIGHTS
----------------------------------------------------------------------------------------------------------------
                                                     PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR
----------------------------------------------------------------------------------------------------------------
                                                                       YEAR ENDED JUNE 30,
                                              ------------------------------------------------------------------
                                                2002            2001          2000          1999          1998
----------------------------------------------------------------------------------------------------------------
Net asset value at beginning of year .....    $  1.000        $  1.000      $  1.000      $  1.000      $  1.000
                                              ------------------------------------------------------------------
Net investment income ....................       0.012           0.028         0.027         0.025         0.029
                                              ------------------------------------------------------------------
Net realized gains on investments ........       0.000(A)           --            --            --            --
                                              ------------------------------------------------------------------
Dividends from net investment income .....      (0.012)         (0.028)       (0.027)       (0.025)       (0.029)
                                              ------------------------------------------------------------------
Net asset value at end of year ...........    $  1.000        $  1.000      $  1.000      $  1.000      $  1.000
                                              ------------------------------------------------------------------
Total return .............................        1.17%           2.84%         2.75%         2.56%         2.94%
                                              ------------------------------------------------------------------
Net assets at end of year (000's) ........    $ 84,406        $ 69,485      $ 62,900      $ 47,967      $ 41,013
                                              ------------------------------------------------------------------
Ratio of gross expenses to
     average net assets(B) ...............        0.92%           0.75%(C)      0.75%         0.75%         0.77%
Ratio of net expenses to
     average net assets ..................        0.75%           0.75%         0.75%         0.75%         0.77%
Ratio of net investment income to
     average net assets ..................        1.13%           2.84%         2.72%         2.52%         2.89%

(A)  Amount rounds to less than $0.0005.
(B)  Such   percentages   are  before   advisory   fee   waivers   and   expense
     reimbursements.
(C)  The fees waived by the Adviser in 2001 were less than 0.01%.

See accompanying notes to financial statements.

                           TOUCHSTONE FAMILY OF FUNDS
                                      [16]

OHIO TAX-FREE MONEY MARKET FUND - RETAIL
FINANCIAL HIGHLIGHTS
----------------------------------------------------------------------------------------------------------------
                                                     PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR
----------------------------------------------------------------------------------------------------------------
                                                                       YEAR ENDED JUNE 30,
                                              ------------------------------------------------------------------
                                                2002            2001          2000          1999          1998
----------------------------------------------------------------------------------------------------------------
Net asset value at beginning of year .....    $  1.000        $  1.000      $  1.000      $  1.000      $  1.000
                                              ------------------------------------------------------------------
Net investment income ....................       0.015           0.033         0.031         0.027         0.030
                                              ------------------------------------------------------------------
Net realized losses on investments .......      (0.000)(A)          --            --            --            --
                                              ------------------------------------------------------------------
Dividends from net investment income .....      (0.015)         (0.033)       (0.031)       (0.027)       (0.030)
                                              ------------------------------------------------------------------
Net asset value at end of year ...........    $  1.000        $  1.000      $  1.000      $  1.000      $  1.000
                                              ------------------------------------------------------------------
Total return .............................        1.47%           3.31%         3.09%         2.73%         3.07%
                                              ------------------------------------------------------------------
Net assets at end of year (000's) ........    $211,083        $211,564      $214,561      $214,691      $205,316
                                              ------------------------------------------------------------------
Ratio of gross expenses to
     average net assets(B) ...............        0.78%           0.75%         0.77%         0.77%         0.76%
Ratio of net expenses to
     average net assets ..................        0.75%           0.75%         0.75%         0.75%         0.75%
Ratio of net investment income to
     average net assets ..................        1.46%           3.29%         3.04%         2.68%         3.02%

(A)  Amount rounds to less than $0.0005.
(B)  Such   percentages   are  before   advisory   fee   waivers   and   expense
     reimbursements.

OHIO TAX-FREE MONEY MARKET FUND - INSTITUTIONAL
FINANCIAL HIGHLIGHTS
----------------------------------------------------------------------------------------------------------------
                                                     PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR
----------------------------------------------------------------------------------------------------------------
                                                                       YEAR ENDED JUNE 30,
                                              ------------------------------------------------------------------
                                                2002            2001          2000          1999          1998
----------------------------------------------------------------------------------------------------------------
Net asset value at beginning of year .....    $  1.000        $  1.000      $  1.000      $  1.000      $  1.000
                                              ------------------------------------------------------------------
Net investment income ....................       0.017           0.035         0.033         0.029         0.033
                                              ------------------------------------------------------------------
Net realized losses on investments .......      (0.000)(A)          --            --            --            --
                                              ------------------------------------------------------------------
Dividends from net investment income .....      (0.017)         (0.035)       (0.033)       (0.029)       (0.033)
                                              ------------------------------------------------------------------
Net asset value at end of year ...........    $  1.000        $  1.000      $  1.000      $  1.000      $  1.000
                                              ------------------------------------------------------------------
Total return .............................        1.72%           3.58%         3.35%         2.98%         3.33%
                                              ------------------------------------------------------------------
Net assets at end of year (000's) ........    $210,679        $185,381      $132,889      $176,106      $115,266
                                              ------------------------------------------------------------------
Ratio of gross expenses to
     average net assets(B) ...............        0.51%           0.50%         0.52%         0.51%         0.52%
Ratio of net expenses to
     average net assets ..................        0.50%           0.50%         0.50%         0.50%         0.50%
Ratio of net investment income to
     average net assets ..................        1.69%           3.52%         3.25%         2.93%         3.27%

(A)  Amount rounds to less than $0.0005.
(B)  Such   percentages   are  before   advisory   fee   waivers   and   expense
     reimbursements.

See accompanying notes to financial statements.

                           TOUCHSTONE FAMILY OF FUNDS
                                      [17]

FLORIDA TAX-FREE MONEY MARKET FUND
FINANCIAL HIGHLIGHTS
----------------------------------------------------------------------------------------------------------------
                                                     PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR
----------------------------------------------------------------------------------------------------------------
                                                                       YEAR ENDED JUNE 30,
                                              ------------------------------------------------------------------
                                                2002            2001          2000          1999          1998
----------------------------------------------------------------------------------------------------------------
Net asset value at beginning of year .....    $  1.000        $  1.000      $  1.000      $  1.000      $  1.000
                                              ------------------------------------------------------------------
Net investment income ....................       0.017           0.033         0.030         0.026         0.030
                                              ------------------------------------------------------------------
Net realized losses on investments .......      (0.000)(A)          --            --            --            --
                                              ------------------------------------------------------------------
Dividends from net investment income .....      (0.017)         (0.033)       (0.030)       (0.026)       (0.030)
                                              ------------------------------------------------------------------
Net asset value at end of year ...........    $  1.000        $  1.000      $  1.000      $  1.000      $  1.000
                                              ------------------------------------------------------------------
Total return .............................        1.66%           3.30%         3.05%         2.68%         3.03%
                                              ------------------------------------------------------------------
Net assets at end of year (000's) ........    $ 18,128        $ 16,690      $ 18,244      $ 21,371      $ 14,368
                                              ------------------------------------------------------------------
Ratio of gross expenses to
     average net assets(B) ...............        1.26%           1.01%         1.00%         0.98%         0.95%
Ratio of net expenses to
     average net assets ..................        0.65%           0.65%         0.73%         0.75%         0.75%
Ratio of net investment income to
     average net assets ..................        1.64%           3.26%         2.98%         2.58%         2.98%

(A)  Amount rounds to less than $0.0005.
(B)  Such   percentages   are  before   advisory   fee   waivers   and   expense
     reimbursements.

See accompanying notes to financial statements.

                           TOUCHSTONE FAMILY OF FUNDS
                                      [18]

TAX-FREE INTERMEDIATE TERM FUND - CLASS A
FINANCIAL HIGHLIGHTS
----------------------------------------------------------------------------------------------------------------
                                                     PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR
----------------------------------------------------------------------------------------------------------------
                                                                       YEAR ENDED JUNE 30,
                                              ------------------------------------------------------------------
                                                2002            2001          2000          1999          1998
----------------------------------------------------------------------------------------------------------------
Net asset value at beginning of year .....    $  11.05        $  10.68      $  10.87      $  11.12      $  11.01
                                              ------------------------------------------------------------------

Income from investment operations:
     Net investment income ...............        0.45            0.47          0.48          0.48          0.50
     Net realized and unrealized gains (losses)
          on investments .................        0.17            0.37         (0.19)        (0.25)         0.11
                                              ------------------------------------------------------------------
Total from investment operations .........        0.62            0.84          0.29          0.23          0.61
                                              ------------------------------------------------------------------

Dividends from net investment income .....       (0.45)          (0.47)        (0.48)        (0.48)        (0.50)
                                              ------------------------------------------------------------------

Net asset value at end of year ...........    $  11.22        $  11.05      $  10.68      $  10.87      $  11.12
                                              ------------------------------------------------------------------

Total return(A) ..........................        5.73%           7.99%         2.75%         2.07%         5.63%
                                              ------------------------------------------------------------------

Net assets at end of year (000's) ........    $ 33,350        $ 35,698      $ 36,817      $ 47,899      $ 52,896
                                              ------------------------------------------------------------------

Ratio of gross expenses to
     average net assets(B) ...............        1.33%           1.05%         1.00%         0.99%         0.99%
Ratio of net expenses to
     average net assets ..................        0.99%           0.99%         0.99%         0.99%         0.99%
Ratio of net investment income to
     average net assets ..................        4.07%           4.31%         4.47%         4.33%         4.50%
Portfolio turnover rate ..................          58%             51%           41%           51%           36%

(A)  Total returns shown exclude the effect of applicable sales loads.
(B)  Such   percentages   are  before   advisory   fee   waivers   and   expense
     reimbursements.

See accompanying notes to financial statements.

                           TOUCHSTONE FAMILY OF FUNDS
                                      [19]

TAX-FREE INTERMEDIATE TERM FUND - CLASS B
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------------
                         PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------------
                                                           YEAR            PERIOD
                                                           ENDED            ENDED
                                                         JUNE 30,         JUNE 30,
                                                           2002            2001(A)
--------------------------------------------------------------------------------------
Net asset value at beginning of period ..............    $  11.06         $  10.96
                                                         -------------------------

Income from investment operations:
     Net investment income ..........................        0.37             0.06
     Net realized and unrealized gains on investments        0.17             0.10
                                                         -------------------------
Total from investment operations ....................        0.54             0.16
                                                         -------------------------

Dividends from net investment income ................       (0.37)           (0.06)
                                                         -------------------------

Net asset value at end of period ....................    $  11.23         $  11.06
                                                         -------------------------

Total return(B) .....................................        4.96%            1.50%(C)
                                                         -------------------------

Net assets at end of period (000's) .................    $     60         $     --(D)
                                                         --------------------------
Ratio of gross expenses to average net assets(E) ....       49.15%(F)         1.74%(G)
Ratio of net expenses to average net assets .........        1.74%            0.00%(G)
Ratio of net investment income to average net assets         3.31%            3.56%(G)
Portfolio turnover rate .............................          58%              51%(G)

(A)  Represents  the period from the initial  public  offering of shares (May 1,
     2001) through June 30, 2001.
(B)  Total returns shown exclude the effect of applicable sales loads.
(C)  Not annualized.
(D)  Class B shares net assets are less than $1,000.
(E)  Such   percentages   are  before   advisory   fee   waivers   and   expense
     reimbursements.
(F) The divergence of the gross expenses between the three classes relates to the Class B net assets being significantly smaller in comparison to Class A and Class C net assets.
(G)  Annualized.

See accompanying notes to financial statements.

                           TOUCHSTONE FAMILY OF FUNDS
                                      [20]

TAX-FREE INTERMEDIATE TERM FUND - CLASS C
FINANCIAL HIGHLIGHTS
----------------------------------------------------------------------------------------------------------------
                                                     PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR
----------------------------------------------------------------------------------------------------------------
                                                                       YEAR ENDED JUNE 30,
                                              ------------------------------------------------------------------
                                                2002            2001          2000          1999          1998
----------------------------------------------------------------------------------------------------------------
Net asset value at beginning of year .....    $  11.06        $  10.68      $  10.88      $  11.12      $  11.01
                                              ------------------------------------------------------------------

Income from investment operations:
     Net investment income ...............        0.37            0.39          0.40          0.40          0.42
     Net realized and unrealized gains (losses)
          on investments .................        0.17            0.38         (0.20)        (0.24)         0.11
                                              ------------------------------------------------------------------
Total from investment operations .........        0.54            0.77          0.20          0.16          0.53
                                              ------------------------------------------------------------------

Dividends from net investment income .....       (0.37)          (0.39)        (0.40)        (0.40)        (0.42)
                                              ------------------------------------------------------------------

Net asset value at end of year ...........    $  11.23        $  11.06      $  10.68      $  10.88      $  11.12
                                              ------------------------------------------------------------------

Total return(A) ..........................        4.94%           7.27%         1.88%         1.40%         4.85%
                                              ------------------------------------------------------------------

Net assets at end of year (000's) ........    $  3,597        $  3,043      $  3,374      $  4,634      $  4,747
                                              ------------------------------------------------------------------

Ratio of gross expenses to
     average net assets(B) ...............        2.51%           1.80%         1.76%         1.74%         1.74%
Ratio of net expenses to
     average net assets ..................        1.74%           1.74%         1.74%         1.74%         1.74%
Ratio of net investment income to
     average net assets ..................        3.30%           3.56%         3.72%         3.58%         3.75%
Portfolio turnover rate ..................          58%             51%           41%           51%           36%

(A)  Total returns shown exclude the effect of applicable sales loads.
(B)  Such   percentages   are  before   advisory   fee   waivers   and   expense
     reimbursements.

See accompanying notes to financial statements.

                           TOUCHSTONE FAMILY OF FUNDS
                                      [21]

OHIO INSURED TAX-FREE FUND - CLASS A
FINANCIAL HIGHLIGHTS
----------------------------------------------------------------------------------------------------------------
                                                     PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR
----------------------------------------------------------------------------------------------------------------
                                                                       YEAR ENDED JUNE 30,
                                              ------------------------------------------------------------------
                                                2002            2001          2000          1999          1998
----------------------------------------------------------------------------------------------------------------
Net asset value at beginning of year .....    $  11.89        $  11.45      $  11.74      $  12.37      $  12.22
                                              ------------------------------------------------------------------

Income from investment operations:
     Net investment income ...............        0.53            0.56          0.58          0.58          0.61
     Net realized and unrealized gains (losses)
          on investments .................        0.07            0.44         (0.29)        (0.34)         0.23
                                              ------------------------------------------------------------------
Total from investment operations .........        0.60            1.00          0.29          0.24          0.84
                                              ------------------------------------------------------------------

Less distributions:
     Dividends from net investment income        (0.53)          (0.56)        (0.58)        (0.58)        (0.61)
     Distributions from net realized gains       (0.02)             --            --         (0.29)        (0.08)
                                              ------------------------------------------------------------------
Total distributions ......................       (0.55)          (0.56)        (0.58)        (0.87)        (0.69)
                                              ------------------------------------------------------------------

Net asset value at end of year ...........    $  11.94        $  11.89      $  11.45      $  11.74      $  12.37
                                              ------------------------------------------------------------------

Total return(A) ..........................        5.15%           8.88%         2.60%         1.81%         7.03%
                                              ------------------------------------------------------------------

Net assets at end of year (000's) ........    $ 54,348        $ 54,791      $ 59,600      $ 62,737      $ 69,289
                                              ------------------------------------------------------------------

Ratio of gross expenses to
     average net assets(B) ...............        1.06%           0.78%         0.77%         0.75%         0.75%
Ratio of net expenses to
     average net assets ..................        0.75%           0.75%         0.75%         0.75%         0.75%
Ratio of net investment income to
     average net assets ..................        4.47%           4.77%         5.08%         4.72%         4.95%
Portfolio turnover rate ..................          28%             20%           66%           26%           41%

(A)  Total returns shown exclude the effect of applicable sales loads.
(B)  Such   percentages   are  before   advisory   fee   waivers   and   expense
     reimbursements.

See accompanying notes to financial statements.

                           TOUCHSTONE FAMILY OF FUNDS
                                      [22]

OHIO INSURED TAX-FREE FUND - CLASS B
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------------
                         PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------------
                                                           YEAR            PERIOD
                                                           ENDED            ENDED
                                                         JUNE 30,         JUNE 30,
                                                           2002            2001(A)
--------------------------------------------------------------------------------------
Net asset value at beginning of period ..............    $  11.88         $  11.76
                                                         -------------------------

Income from investment operations:
     Net investment income ..........................        0.46             0.11
     Net realized and unrealized gains on investments        0.09             0.12
                                                         -------------------------
Total from investment operations ....................        0.55             0.23
                                                         -------------------------

Less distributions:
     Dividends from net investment income ...........       (0.46)           (0.11)
     Distributions from net realized gains ..........       (0.02)              --
                                                         -------------------------
Total distributions .................................       (0.48)           (0.11)
                                                         -------------------------

Net asset value at end of period ....................    $  11.95         $  11.88
                                                         -------------------------

Total return(B) .....................................        4.72%            1.98%(C)
                                                         -------------------------

Net assets at end of period (000's) .................    $    161         $     40
                                                         -------------------------

Ratio of gross expenses to average net assets(D) ....       17.23%(E)         0.52%(F)
Ratio of net expenses to average net assets .........        1.50%            0.50%(F)
Ratio of net investment income to average net assets         3.69%            1.40%(F)
Portfolio turnover rate .............................          28%              20%(F)

(A)  Represents  the period from the initial  public  offering of shares (May 1,
     2001) through June 30, 2001.
(B)  Total returns shown exclude the effect of applicable sales loads.
(C)  Not annualized.
(D)  Such   percentages   are  before   advisory   fee   waivers   and   expense
     reimbursements.
(E) The divergence of the gross expenses between the three classes relates to the Class B net assets being significantly smaller in comparison to Class A and Class C net assets.
(F)  Annualized.

See accompanying notes to financial statements.

                           TOUCHSTONE FAMILY OF FUNDS
                                      [23]

OHIO INSURED TAX-FREE FUND - CLASS C
FINANCIAL HIGHLIGHTS
----------------------------------------------------------------------------------------------------------------
                                                     PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR
----------------------------------------------------------------------------------------------------------------
                                                                       YEAR ENDED JUNE 30,
                                              ------------------------------------------------------------------
                                                2002            2001          2000          1999          1998
----------------------------------------------------------------------------------------------------------------
Net asset value at beginning of year .....    $  11.89        $  11.44      $  11.74      $  12.37      $  12.22
                                              ------------------------------------------------------------------

Income from investment operations:
     Net investment income ...............        0.44            0.47          0.49          0.49          0.52
     Net realized and unrealized gains
          (losses) on investments ........        0.09            0.45         (0.30)        (0.34)         0.23
                                              ------------------------------------------------------------------
Total from investment operations .........        0.53            0.92          0.19          0.15          0.75
                                              ------------------------------------------------------------------

Less distributions:
     Dividends from net investment income        (0.44)          (0.47)        (0.49)        (0.49)        (0.52)
     Distributions from net realized gains       (0.02)             --            --         (0.29)        (0.08)
                                              ------------------------------------------------------------------
Total distributions ......................       (0.46)          (0.47)        (0.49)        (0.78)        (0.60)
                                              ------------------------------------------------------------------

Net asset value at end of year ...........    $  11.96        $  11.89      $  11.44      $  11.74      $  12.37
                                              ------------------------------------------------------------------

Total return(A) ..........................        4.54%           8.15%         1.75%         1.05%         6.24%
                                              ------------------------------------------------------------------

Net assets at end of year (000's) ........    $  4,910        $  4,526      $  3,585      $  4,740      $  5,215
                                              ------------------------------------------------------------------

Ratio of gross expenses
     to average net assets(B) ............        2.04%           1.52%         1.56%         1.50%         1.50%
Ratio of net expenses to
     average net assets ..................        1.50%           1.50%         1.50%         1.50%         1.50%
Ratio of net investment income to
     average net assets ..................        3.72%           4.00%         4.42%         3.97%         4.20%
Portfolio turnover rate ..................          28%             20%           66%           26%           41%

(A)  Total returns shown exclude the effect of applicable sales loads.
(B)  Such   percentages   are  before   advisory   fee   waivers   and   expense
     reimbursements.

See accompanying notes to financial statements.

                           TOUCHSTONE FAMILY OF FUNDS
                                      [24]

NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2002
--------------------------------------------------------------------------------

1.   ORGANIZATION

The Tax-Free Money Market Fund (formerly, the Tax-Free Money Fund), the California Tax-Free Money Market Fund (formerly, the California Tax-Free Money
Fund),  the Ohio Tax-Free Money Market Fund  (formerly,  the Ohio Tax-Free Money
Fund), the Florida Tax-Free Money Market Fund (formerly, the Florida Tax-Free Money Fund), the Tax-Free Intermediate Term Fund and the Ohio Insured Tax-Free Fund (collectively, the Funds) are each a separate series of shares of Touchstone Tax-Free Trust (the Trust). The Trust is registered under the
Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. The Trust was established as a Massachusetts business trust under a Declaration of Trust dated April 13, 1981. The Declaration of Trust, as amended, permits the Trustees to issue an unlimited number of shares of each Fund.

The Tax-Free Money Market Fund seeks the highest level of interest income exempt from federal income tax, consistent with the protection of capital. The Fund invests primarily in high-quality, short-term municipal obligations that pay interest that is exempt from federal income tax.

The California Tax-Free Money Market Fund seeks the highest level of current income exempt from federal and California income tax, consistent with liquidity and stability of principal. The Fund invests primarily in high-quality, short-term California municipal obligations issued by the State of California, its agencies and municipalities, that pay interest that is exempt from both federal income tax and California income tax.

The Ohio Tax-Free Money Market Fund seeks the highest level of current income exempt from federal income tax and Ohio personal income tax, consistent with liquidity and stability of principal. The Fund invests primarily in high-quality, short-term Ohio municipal obligations issued by the State of Ohio, its agencies and municipalities, that pay interest that is exempt from both federal income tax and Ohio personal income tax.

The Florida Tax-Free Money Market Fund seeks the highest level of interest income exempt from federal income tax, consistent with liquidity and stability of principal. The Fund invests primarily in high-quality, short-term Florida municipal obligations issued by the State of Florida, its agencies and municipalities, that pay interest that is exempt from both federal income tax and the Florida intangible personal property tax.

The Tax-Free Intermediate Term Fund seeks high current income exempt from federal income tax, consistent with the protection of capital. To the extent consistent with the Fund's primary goal, capital appreciation is a secondary goal. The Fund invests primarily in municipal obligations, including general obligations, revenue bonds and industrial development bonds, rated within the three highest rating categories.

The Ohio Insured Tax-Free Fund seeks the highest level of interest income exempt from federal income tax and Ohio personal income tax, consistent with the protection of capital. The Fund invests primarily (at least 80% of assets) in high quality, long-term Ohio municipal obligations, including general obligations, revenue bonds and industrial development bonds, that are protected by insurance guaranteeing the payment of principal and interest in the event of default.

The Ohio Tax-Free Money Market Fund offers two classes of shares: Retail shares (sold subject to a distribution fee of up to 0.25% of average daily net assets of the Fund) and Institutional shares (sold without a distribution fee). Each Retail and Institutional share of the Fund represents identical interests in the Fund's investment portfolio and has the same rights, except that (i) Retail shares bear the expenses of distribution fees, which will cause Retail shares to have a higher expense ratio and to pay lower dividends than Institutional shares; (ii) certain other class specific

                           TOUCHSTONE FAMILY OF FUNDS
                                      [25]

NOTES TO FINANCIAL STATEMENTS
(CONTINUED)
--------------------------------------------------------------------------------

expenses will be borne solely by the class to which such expenses are attributable; (iii) each class has exclusive voting rights with respect to matters affecting only that class; and (iv) Retail shares are subject to a lower minimum initial investment requirement and offer certain shareholder services not available to Institutional shares such as checkwriting and automatic investment and systematic withdrawal plans.

The Tax-Free Intermediate Term Fund and the Ohio Insured Tax-Free Fund each offer three classes of shares: Class A shares (sold subject to a maximum front-end sales load of 4.75% and a distribution fee of up to 0.25% of average daily net assets that are attributable to Class A shares), Class B shares (sold subject to a maximum contingent deferred sales load of 5.00% for a one-year period and incrementally reduced over time and a distribution fee of up to 1.00% of average daily net assets that are attributable to Class B shares) and Class C shares (sold subject to a maximum contingent deferred sales load of 1.00% for a one-year period and a distribution fee of up to 1.00% of average daily net assets that are attributable to Class C shares). Each Class A, Class B and Class C share of the Fund represents identical interests in the Fund's investment portfolio and has the same rights, except that (i) Class B and Class C shares bear the expenses of higher distribution fees, which will cause Class B and Class C shares to have a higher expense ratio and to pay lower dividends than Class A shares; (ii) certain other class specific expenses will be borne solely by the class to which such expenses are attributable; and (iii) each class has exclusive voting rights with respect to matters relating to its own distribution arrangements.

2.   SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the Trust's significant accounting policies:

Security valuation - Tax-Free Money Market Fund, California Tax-Free Money Market Fund, Ohio Tax-Free Money Market Fund and Florida Tax-Free Money Market Fund securities are valued on an amortized cost basis, which approximates market. This involves initially valuing a security at its original cost and thereafter assuming a constant amortization to maturity of any discount or premium. This method of valuation is expected to enable these Funds to maintain a constant net asset value per share. Tax-Free Intermediate Term Fund and Ohio Insured Tax-Free Fund securities are valued at market using an independent pricing service which generally utilizes a computerized grid matrix of tax-exempt securities and evaluations by its staff to determine what it believes is the fair value of the securities. On limited occasions, if the valuation provided by the pricing service ignores certain market conditions affecting the value of a security or the pricing service cannot provide a valuation, the fair value of the security will be determined in good faith consistent with procedures established by the Board of Trustees.

Share valuation - The net asset value per share of the Tax-Free Money Market Fund, the California Tax-Free Money Market Fund and the Florida Tax-Free Money Market Fund is calculated daily by dividing the total value of a Fund's assets, less liabilities, by its number of shares outstanding. The net asset value per share of each class of shares of the Ohio Tax-Free Money Market Fund, the Tax-Free Intermediate Term Fund and the Ohio Insured Tax-Free Fund is also calculated daily by dividing the total value of a Fund's assets attributable to that class, less liabilities attributable to that class, by the number of shares of that class outstanding.

The offering price per share of the Tax-Free Money Market Fund, the California Tax-Free Money Market Fund, the Ohio Tax-Free Money Market Fund and the Florida Tax-Free Money Market Fund is equal to the net asset value per share. The maximum offering price of Class A shares of the Tax-Free Intermediate Term Fund and the Ohio Insured Tax-Free Fund is equal to the net asset value per share plus a sales load equal to 4.99% of the net asset value (or 4.75% of the offering price). The offering price of Class B and Class C shares of each Fund is equal to the net asset value per share.

                           TOUCHSTONE FAMILY OF FUNDS
                                      [26]

NOTES TO FINANCIAL STATEMENTS
(CONTINUED)
--------------------------------------------------------------------------------

The redemption price per share of each Fund, including each class of shares with respect to the Ohio Tax-Free Money Market Fund, the Tax-Free Intermediate Term Fund and the Ohio Insured Tax-Free Fund, is equal to the net asset value per share. However, Class B and Class C shares of the Tax-Free Intermediate Term Fund and the Ohio Insured Tax-Free Fund are subject to a contingent deferred sales load of 5.00% (incrementally reduced over time) and 1.00% (if redeemed within a one-year period from the date of purchase), respectively, of the original purchase price.

Investment income - Interest income is accrued as earned. Discounts and premiums on securities purchased are amortized in accordance with income tax regulations which approximate accounting principles generally accepted in the United States.

Distributions to shareholders - Dividends from net investment income are declared daily and paid on the last business day of each month. Net realized short-term capital gains, if any, may be distributed throughout the year and net realized long-term capital gains, if any, are distributed at least once each year. Income distributions and capital gain distributions are determined in accordance with income tax regulations.

Security transactions - Security transactions are accounted for on the trade date. Gains and losses on securities sold are determined on a specific identification basis.

When-issued securities - The Funds may purchase securities with delivery or payments to occur at a later date. At the time the Funds enter into a commitment to purchase a security, the transaction is recorded and the value of the security is reflected in the net asset value. The value of the security may vary with market fluctuations. No interest accrues to the Fund until payment takes place. At the time the Fund enters into this type of transaction, it is required to segregate cash or other liquid assets equal to the value of the securities purchased. At June 30, 2002, the market value of securities segregated for these types of transactions (Pasco, Co., FL, HFA MFH Rev. (Cypress Trail Apts.)) for the Tax-Free Intermediate Term Fund was $1,047,660.

Allocations - Investment income earned by the Fund is allocated daily to each class of shares based on the percentage of the net asset value of settled shares of such class to the total of the net asset value of settled shares of both classes. Realized capital gains and losses and unrealized appreciation and depreciation are allocated daily to each class of shares based upon its proportionate share of total net assets of the Fund. Class specific expenses are charged directly to the class incurring the expense. Common expenses which are not attributable to a specific class are allocated daily to each class of shares based upon its proportionate share of total net assets of the Fund. Expenses not directly billed to a Fund are allocated proportionally among all Funds daily in relation to net assets of each Fund or another reasonable measure.

Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Federal income tax - It is each Fund's policy to comply with the special provisions of the Internal Revenue Code available to regulated investment companies. As provided therein, in any fiscal year in which a Fund so qualifies and distributes at least 90% of its net income, the Fund will be relieved of federal income tax on the income distributed.

Accordingly, no provision for income taxes has been made. In addition, each Fund intends to satisfy conditions which enable it to designate the interest income generated by its investment in municipal securities, which is exempt from federal income tax when received by the Fund, as exempt-interest dividends upon distribution to shareholders.

                           TOUCHSTONE FAMILY OF FUNDS
                                      [27]

NOTES TO FINANCIAL STATEMENTS
(CONTINUED)
--------------------------------------------------------------------------------

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also each Fund's intention to declare and pay as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

The tax character of distributions paid for the years ended June 30, 2002 and 2001 was as follows:

-----------------------------------------------------------------------------------------------------------------------------------
                                     TAX-FREE           CALIFORNIA  TAX-FREE          OHIO TAX-FREE            FLORIDA TAX-FREE
                                   MONEY MARKET              MONEY MARKET              MONEY MARKET               MONEY MARKET
                                       FUND                      FUND                      FUND                       FUND
-----------------------------------------------------------------------------------------------------------------------------------
                                2002         2001         2002         2001         2002         2001          2002         2001
From tax exempt income ...   $  404,760   $  904,854   $  970,870   $2,024,209   $7,360,312   $13,211,690   $  315,641   $  664,754
From ordinary income .....           --        3,076        4,531           --           --        16,666           --           --
                             ----------   ----------   ----------   ----------   ----------   -----------   ----------   ----------
                             $  404,760   $  907,930   $  975,401   $2,024,209   $7,360,312   $13,228,356   $  315,641   $  664,754
                             ----------   ----------   ----------   ----------   ----------   -----------   ----------   ----------
-----------------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------
                                 TAX-FREE INTERMEDIATE          OHIO INSURED
                                       TERM FUND               TAX-FREE FUND
---------------------------------------------------------------------------------
                                   2002         2001         2002         2001
From tax exempt income ......   $1,515,899   $1,691,383   $2,745,313   $2,969,859
From long-term capital  gains           --           --       99,862           --
                                ----------   ----------   ----------   ----------
                                $1,515,899   $1,691,383   $2,845,175   $2,969,859
                                ----------   ----------   ----------   ----------
---------------------------------------------------------------------------------

The following information is computed on a tax basis for each item as of June 30, 2002:

-------------------------------------------------------------------------------------------------------
                                                            CALIFORNIA         OHIO          FLORIDA
                                             TAX-FREE        TAX-FREE        TAX-FREE        TAX-FREE
                                           MONEY MARKET    MONEY MARKET    MONEY MARKET    MONEY MARKET
                                               FUND            FUND            FUND            FUND
-------------------------------------------------------------------------------------------------------
Cost of portfolio investments ..........   $ 23,427,168    $ 87,879,171    $422,894,275    $ 18,037,532
                                           ------------------------------------------------------------
Post-October losses ....................   $         --    $         --    $     (4,430)   $         --
                                           ------------------------------------------------------------
Capital loss carryforward ..............   $         --    $         --    $    (15,860)   $     (8,049)
                                           ------------------------------------------------------------
Undistributed ordinary income ..........   $        673    $      5,753    $         --    $         --
                                           ------------------------------------------------------------
Undistributed tax exempt income ........   $      1,268    $      1,404    $    185,016    $      7,683
                                           ------------------------------------------------------------
Undistributed long-term gains ..........   $     42,279    $        272    $         --    $         --
                                           ------------------------------------------------------------
Other temporary differences ............   $       (306)   $     (1,404)   $   (185,016)   $     (7,683)
                                           ------------------------------------------------------------
Accumulated earnings (deficit) .........   $     43,914    $      6,025    $    (20,290)   $     (8,049)
                                           ------------------------------------------------------------
-------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                    TAX-FREE       OHIO INSURED
                                                  INTERMEDIATE       TAX-FREE
                                                   TERM FUND           FUND
--------------------------------------------------------------------------------
Cost of portfolio investments ................    $ 35,789,192     $ 55,302,594
                                                  -----------------------------
Gross unrealized appreciation ................       1,873,093        3,762,067
Gross unrealized depreciation ................          (1,380)         (44,999)
                                                  -----------------------------
Net unrealized appreciation/depreciation .....    $  1,871,713     $  3,717,068
                                                  -----------------------------
Post-October losses ..........................    $       (745)    $         --
                                                  -----------------------------
Capital loss carryforward ....................    $   (634,952)    $         --
                                                  -----------------------------
Undistributed ordinary income ................    $         --     $     16,402
                                                  -----------------------------
Undistributed tax exempt income ..............    $     23,892     $     62,273
                                                  -----------------------------
Undistributed long-term gains ................    $         --     $    315,560
                                                  -----------------------------
Other temporary differences ..................    $    (23,892)    $    (62,273)
                                                  -----------------------------
Accumulated earnings .........................    $  1,236,016     $  4,049,030
                                                  -----------------------------
--------------------------------------------------------------------------------

                           TOUCHSTONE FAMILY OF FUNDS
                                      [28]

NOTES TO FINANCIAL STATEMENTS
(CONTINUED)
--------------------------------------------------------------------------------

The capital loss carryforwards as of June 30, 2002 in the table above expire as follows:

--------------------------------------------------------------------------------
                                                                    EXPIRATION
FUND                                                    AMOUNT         DATE
--------------------------------------------------------------------------------
Ohio Tax-Free Money Market Fund ...................    $     90    June 30, 2004
                                                          2,952    June 30, 2008
                                                         12,818    June 30, 2009
Florida Tax-Free Money Market Fund ................    $  1,152    June 30, 2007
                                                          6,777    June 30, 2008
                                                            120    June 30, 2010
Tax-Free Intermediate Term Fund ...................    $148,056    June 30, 2004
                                                        486,896    June 30, 2009
--------------------------------------------------------------------------------

The capital loss carryforwards may be utilized in future years to offset net realized capital gains, if any, prior to distributing such gains to shareholders. During the current fiscal year the Tax-Free Money Market Fund, California Tax-Free Money Market Fund, and the Tax-Free Intermediate Term Fund utilized $3,821, $447, and $162,958 of capital loss carryforwards, respectively.

Reclassification of capital accounts - For the period ended June 30, 2002, the Florida Tax-Free Money Market Fund and the Ohio Insured Tax-Free Fund reclassified net realized gains of $17 and $74,736, respectively, to paid-in capital.

3.   INVESTMENT TRANSACTIONS

Investment transactions (excluding short-term investments) were as follows for the year ended June 30, 2002:

--------------------------------------------------------------------------------
                                                    TAX-FREE       OHIO INSURED
                                                  INTERMEDIATE       TAX-FREE
                                                   TERM FUND           FUND
--------------------------------------------------------------------------------
Purchases of investment securities ...........    $ 21,363,332     $ 16,079,460
                                                  -----------------------------
Proceeds from sales and maturities of
     investment securities ...................    $ 22,004,766     $ 17,094,621
                                                  -----------------------------
--------------------------------------------------------------------------------

4.   TRANSACTIONS WITH AFFILIATES

The  President  and certain  other  officers  of the Trust are also  officers of
Touchstone Advisors, Inc. (the Adviser), the Trust's investment adviser, Touchstone Securities, Inc. (the Underwriter), the Trust's principal underwriter, and Integrated Fund Services, Inc. (Integrated), the Trust's transfer agent, shareholder service agent and accounting services agent. The Adviser, the Underwriter and Integrated are each wholly-owned indirect subsidiaries of The Western and Southern Life Insurance Company.

MANAGEMENT AGREEMENT

Each Fund's investments are managed by the Adviser under the terms of a Management Agreement. Under the Management Agreement, each Fund pays the Adviser a fee, computed and accrued daily and paid monthly, at an annual rate of 0.50% of its respective average daily net assets up to $100 million, 0.45% of such net assets from $100 million to $200 million, 0.40% of such net assets from $200 million to $300 million and 0.375% of such net assets in excess of $300 million.

                           TOUCHSTONE FAMILY OF FUNDS
                                      [29]

NOTES TO FINANCIAL STATEMENTS
(CONTINUED)
--------------------------------------------------------------------------------

In order to reduce operating expenses during the year ended June 30, 2002, the Adviser waived $118,343 of its advisory fees and reimbursed $618 for the Tax-Free Money Market Fund; waived $149,369 of its advisory fees for the California Tax-Free Money Market Fund; waived $80,647 of its advisory fees for the Ohio Tax-Free Money Market Fund; waived $73,095 of its advisory fees and reimbursed $39,772 for the Florida Tax-Free Money Market Fund; waived $168,959 of its advisory fees for the Tax-Free Intermediate Term Fund; and waived $219,602 of its advisory fees for the Ohio Insured Tax-Free Fund.

The Trust and the Adviser have entered into an agreement to contractually limit operating expenses. The maximum operating expense limit in any year with respect to a Fund is based on a percentage of the average daily net assets of the Fund. The Adviser has agreed to waive advisory fees and reimburse expenses in order to maintain expense limitations for the Funds as follows: Tax-Free Money Market Fund - 0.89%; Ohio Tax-Free Money Market Fund - 0.75% for Retail shares and 0.50% for Institutional shares; Florida Tax-Free Money Market Fund - 0.75%; Tax-Free Intermediate Term Fund - 0.99% for Class A shares, 1.74% for Class B and Class C shares; Ohio Insured Tax-Free Fund - 0.75% for Class A shares, 1.50% for Class B and Class C shares. The fee waivers and expense limitations will remain in effect until at least June 30, 2002.

TRANSFER AGENT AGREEMENT

Under the terms of the Transfer, Dividend Disbursing, Shareholder Service and Plan Agency Agreement between the Trust and Integrated, Integrated maintains the records for each shareholder's account, answers shareholders' inquiries concerning their accounts, processes purchases and redemptions of each Fund's shares, acts as dividend and distribution disbursing agent and performs other shareholder service functions. For these services, Integrated receives a monthly fee per shareholder account from each Fund, subject to a minimum monthly fee for each Fund, or for each class of shares of a Fund, as applicable. In addition, each Fund pays Integrated out-of-pocket expenses including, but not limited to, postage and supplies.

ACCOUNTING SERVICES AGREEMENT

Under the terms of the Accounting Services Agreement between the Trust and Integrated, Integrated calculates the daily net asset value per share and maintains the financial books and records of each Fund. For these services, Integrated receives a monthly fee, based on current net assets, of each Fund. In addition, each Fund is subject to an additional charge of its respective average daily net assets, and each Fund pays certain out-of-pocket expenses incurred by Integrated in obtaining valuations of such Fund's portfolio securities.

UNDERWRITING AGREEMENT

The Underwriter is the Funds' principal underwriter and, as such, acts as exclusive agent for distribution of the Funds' shares. Under the terms of the Underwriting Agreement between the Trust and the Underwriter, the Underwriter earned $1,601 and $8,331 from underwriting and broker commissions on the sale of Class A shares of the Tax-Free Intermediate Term Fund and the Ohio Insured Tax-Free Fund, respectively, during the year ended June 30, 2002. In addition, the Underwriter collected $668 and $64 of contingent deferred sales loads on the redemption of Class C shares of the Tax-Free Intermediate Term Fund and the Ohio Insured Tax-Free Fund, respectively.

PLANS OF DISTRIBUTION

The Trust has a Plan of Distribution (Class A Plan) under which shares of each Fund having one class of shares and Class A shares or Retail shares of each Fund having multiple classes of shares may directly incur or reimburse the Adviser or the Underwriter for expenses related to the distribution and promotion of shares. The annual limitation for payment of such expenses under the Class A Plan is 0.25% of average daily net assets attributable to such shares.

                           TOUCHSTONE FAMILY OF FUNDS
                                      [30]

NOTES TO FINANCIAL STATEMENTS
(CONTINUED)
--------------------------------------------------------------------------------

The Trust also has a Plan of Distribution (Class B Plan) and a Plan of Distribution (Class C Plan) under which Class B shares and Class C shares of the Tax-Free Intermediate Term Fund and the Ohio Insured Tax-Free Fund may directly incur or reimburse the Adviser for expenses related to the distribution and promotion of shares. The annual limitation for payment of such expenses under each of the Class B Plan and Class C Plan is 1.00% of average daily net assets attributable to Class B shares and Class C shares.

5.   CAPITAL SHARE TRANSACTIONS

Capital share transactions for the Tax-Free Money Market Fund, the California Tax-Free Money Market Fund, the Ohio Tax-Free Money Market Fund and the Florida Tax-Free Money Market Fund are identical to the dollar value of those transactions as shown in the Statements of Changes in Net Assets. Proceeds and payments on capital shares as shown in the Statements of Changes in Net Assets for the Tax-Free Intermediate Term Fund and the Ohio Insured Tax-Free Fund are the result of the following capital share transactions:

-----------------------------------------------------------------------------------------------------------------
                                                     TAX-FREE INTERMEDIATE                OHIO INSURED
                                                           TERM FUND                      TAX-FREE FUND
-----------------------------------------------------------------------------------------------------------------
                                                     YEAR             YEAR             YEAR            YEAR
                                                     ENDED            ENDED            ENDED           ENDED
                                                   JUNE 30,         JUNE 30,         JUNE 30,        JUNE 30,
                                                     2002           2001(A)            2002          2001(A)
-----------------------------------------------------------------------------------------------------------------
CLASS A
Shares sold .................................       1,112,997          730,896      12,791,620       9,589,916
Shares reinvested ...........................          98,963          111,478         152,977         162,816
Shares redeemed .............................      (1,470,364)      (1,059,106)    (13,000,795)    (10,353,131)
                                                 -------------------------------------------------------------
Net decrease in shares outstanding ..........        (258,404)        (216,732)        (56,198)       (600,399)
Shares outstanding, beginning of year .......       3,229,722        3,446,454       4,606,758       5,207,157
                                                 -------------------------------------------------------------
Shares outstanding, end of year .............       2,971,318        3,229,722       4,550,560       4,606,758
                                                 -------------------------------------------------------------

CLASS B
Shares sold .................................           5,209                9           9,888           3,367
Shares reinvested ...........................             142                0(B)          197               0(B)
Shares redeemed .............................              --               --              --              --
                                                 -------------------------------------------------------------
Net increase in shares outstanding ..........           5,351                9          10,085           3,367
Shares outstanding, beginning of period .....               9               --           3,367              --
                                                 -------------------------------------------------------------
Shares outstanding, end of period ...........           5,360                9          13,452           3,367
                                                 -------------------------------------------------------------

CLASS C
Shares sold .................................         132,759           73,687          64,654         136,946
Shares reinvested ...........................           8,477            9,713          12,207          11,522
Shares redeemed .............................         (96,124)        (123,972)        (47,207)        (81,020)
                                                 -------------------------------------------------------------
Net increase (decrease) in shares outstanding          45,112          (40,572)         29,654          67,448
Shares outstanding, beginning of year .......         275,221          315,793         380,692         313,244
                                                 -------------------------------------------------------------
Shares outstanding, end of year .............         320,333          275,221         410,346         380,692
                                                 -------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------

(A) Except for Class B shares which represents the period from the initial public offering of shares (May 1, 2001) through June 30, 2001.

(B)  Amount is less than 1.

                           TOUCHSTONE FAMILY OF FUNDS
                                      [31]

NOTES TO FINANCIAL STATEMENTS
(CONTINUED)
--------------------------------------------------------------------------------

6.   PORTFOLIO COMPOSITION (UNAUDITED)

As of June 30, 2002, the Ohio Tax-Free Money Market Fund and the Ohio Insured Tax-Free Fund were invested exclusively in debt obligations issued by the State of Ohio and its political subdivisions, agencies, authorities and instrumentalities and by other issuers the interest from which is exempt from Ohio personal income tax. The California Tax-Free Money Market Fund was invested exclusively in debt obligations issued by the State of California and its political subdivisions, agencies, authorities and instrumentalities and by other issuers the interest from which is exempt from California income tax. The Florida Tax-Free Money Market Fund was 81.7% invested in debt obligations issued by the State of Florida and its political subdivisions, agencies, authorities and instrumentalities and by other issuers the value of which is exempt from the Florida intangible personal property tax. As of June 30, 2002, 26.0% of the portfolio securities of the Tax-Free Money Market Fund were concentrated in the State of Ohio and 9.2% in the State of Kentucky. For information regarding portfolio composition by state for the Tax-Free Intermediate Term Fund, see the Fund's Portfolio of Investments.

The California Tax-Free Money Market Fund, the Ohio Tax-Free Money Market Fund, the Florida Tax-Free Money Market Fund and the Ohio Insured Tax-Free Fund are each non-diversified Funds under the 1940 Act. Thus, investments may be concentrated in fewer issuers than those of a diversified fund. As of June 30, 2002, no non-diversified Fund had concentrations of investments (10% or greater) in any one issuer.

The Tax-Free Money Market Fund, the California Tax-Free Money Market Fund, the Ohio Tax-Free Money Market Fund and the Florida Tax-Free Money Market Fund each invest in municipal securities maturing in 13 months or less and having a short-term rating in one of the top two ratings categories by at least two nationally recognized statistical rating agencies (or by one such agency if a security is rated by only that agency) or, if unrated, are determined by the Adviser, under the supervision of the Board of Trustees, to be of comparable quality.

As of June 30, 2002, 49.5% of the Tax-Free Intermediate Term Fund's portfolio securities were rated AAA/Aaa [using the higher of Standard & Poor's Corporation (S&P) or Moody's Investors Service, Inc. (Moody's) ratings], 31.4% were rated AA/Aa, 17.8% were rated A/A, and 1.3% were rated Baa/BBB.

As of June 30, 2002, 86% of the Ohio Insured Tax-Free Fund's long-term portfolio securities were either (1) insured by an insurance policy obtained from a recognized insurer which carries a rating of AAA by S&P or Aaa by Moody's, (2) guaranteed as to the payment of interest and principal by an agency or instrumentality of the U.S. Government or (3) secured as to the payment of interest and principal by an escrow account consisting of obligations of the U.S. Government. Three private insurers individually insure more than 10% of the Ohio Insured Tax-Free Fund's portfolio securities and collectively insure 74.4% of its portfolio securities.

                           TOUCHSTONE FAMILY OF FUNDS
                                      [32]

NOTES TO FINANCIAL STATEMENTS
(CONTINUED)
--------------------------------------------------------------------------------

The concentration of investments for each Fund as of June 30, 2002, classified by revenue source, was as follows:

--------------------------------------------------------------------------------------------------------------------
                                                               CALIFORNIA    OHIO     FLORIDA
                                                     TAX-FREE   TAX-FREE   TAX-FREE   TAX-FREE   TAX-FREE     OHIO
                                                      MONEY      MONEY      MONEY      MONEY   INTERMEDIATE  INSURED
                                                      MARKET     MARKET     MARKET     MARKET      TERM     TAX-FREE
                                                       FUND       FUND       FUND       FUND       FUND       FUND
--------------------------------------------------------------------------------------------------------------------
General Obligations ..............................      13.1%       4.0%      28.0%      10.3%      21.4%      54.3%
Revenue Bonds:
     Industrial Development/Pollution Control ....      35.9%      16.3%      11.4%      11.6%       5.7%       0.2%
     Hospital/Health Care ........................      11.7%       4.0%      18.5%       5.8%      11.0%       7.9%
     Utilities ...................................       7.7%      22.7%       7.6%      22.1%      11.9%       6.6%
     Education ...................................       6.3%       7.8%       5.7%      11.5%      19.1%      21.4%
     Housing/Mortgage ............................        --       20.3%       7.5%      23.7%      13.3%       3.2%
     Economic Development ........................      13.6%       3.5%       6.5%       2.6%       1.8%        --
     Public Facilities ...........................        --        4.7%       2.6%        --         --        2.9%
     Transportation ..............................        --        2.6%       1.8%       8.4%       9.1%       3.5%
     Special Tax .................................        --        2.4%       1.7%        --         --         --
     Miscellaneous ...............................      11.7%      11.7%       8.7%       4.0%       6.7%        --
                                                      -------------------------------------------------------------
Total Investments ................................     100.0%     100.0%     100.0%     100.0%     100.0%     100.0%
                                                      -------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

                           TOUCHSTONE FAMILY OF FUNDS
                                      [33]

NOTES TO FINANCIAL STATEMENTS
(CONTINUED)
--------------------------------------------------------------------------------

7.   MANAGEMENT OF THE TRUST (UNAUDITED)

Listed below is basic information regarding the Trustees and principal officers of the Trust. The Trust's Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request by calling 1.800.543.0407.

INTERESTED TRUSTEES1:
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                      NUMBER
                                                                                                      OF FUNDS
                                                                                                      OVERSEEN
NAME                            POSITION(S)   TERM OF OFFICE2        PRINCIPAL OCCUPATION(S)          IN THE       OTHER
ADDRESS                         HELD WITH     AND LENGTH OF          DURING PAST 5 YEARS              TOUCHSTONE   DIRECTORSHIPS
AGE                             TRUST         TIME SERVED                                             FAMILY3      HELD4
------------------------------------------------------------------------------------------------------------------------------------
Jill T. McGruder                Trustee and   Until  retirement at   President  and a  director  of       32       Director of
Touchstone Advisors, Inc.       President     age 75 or until  she   IFS Financial  Services,  Inc.                LaRosa's (a
221 East Fourth Street                        resigns     or    is   (a      holding      company),                restaurant
Cincinnati, OH                                removed.     Trustee   Touchstone Advisors, Inc. (the                chain).
Age: 46                                       since 1999.            Trust's  investment   advisor)
                                                                     and   Touchstone   Securities,
                                                                     Inc.  (the  Trust's  principal
                                                                     underwriter).  She  is  Senior
                                                                     Vice  President of The Western
                                                                     and  Southern  Life  Insurance
                                                                     Company   and  a  director  of
                                                                     Capital Analysts  Incorporated
                                                                     (a    registered    investment
                                                                     advisor  and   broker-dealer),
                                                                     Integrated Fund Services, Inc.
                                                                     (the Trust's administrator and
                                                                     transfer  agent)  and IFS Fund
                                                                     Distributors,      Inc.     (a
                                                                     registered broker-dealer). She
                                                                     is   also   President   and  a
                                                                     director    of   IFS    Agency
                                                                     Services,  Inc. (an  insurance
                                                                     agency), IFS Insurance Agency,
                                                                     Inc.   and   Fort   Washington
                                                                     Brokerage  Services,  Inc.  (a
                                                                     registered broker-dealer).
------------------------------------------------------------------------------------------------------------------------------------
John F. Barrett                 Trustee       Until  retirement at   Chairman    of   the    Board,       32       Director of The
The Western and Southern                      age 75 or  until  he   President and Chief  Executive                Andersons (an
Life Insurance Company                        resigns     or    is   Officer  of  The  Western  and                agribusiness and
400 Broadway                                  removed.     Trustee   Southern    Life     Insurance                retailing
Cincinnati, OH                                since 1999.            Company  and  Western-Southern                company);
Age: 53                                                              Life    Assurance     Company;                Convergys
                                                                     Director and Vice  Chairman of                Corporation (a
                                                                     Columbus    Life     Insurance                provider of
                                                                     Company;   Director  of  Eagle                integrated
                                                                     Realty   Group,    Inc.,   and                billing
                                                                     Chairman  of  Fort  Washington                solutions,
                                                                     Investment Advisors, Inc.                     customer care
                                                                                                                   services and
                                                                                                                   employee care
                                                                                                                   services) and
                                                                                                                   Fifth Third
                                                                                                                   Bancorp.
------------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES:
------------------------------------------------------------------------------------------------------------------------------------
J. Leland Brewster  II          Trustee       Until  retirement in   Retired   Senior   Partner  of       32       Director of
5155 Ivyfarm Road                             2005  or   until  he   Frost  Brown  Todd  LLC (a law                Consolidated
Cincinnati, OH                                resigns     or    is   firm).                                        Health Services,
Age: 73                                       removed.     Trustee                                                 Inc.
                                              since 2000.
------------------------------------------------------------------------------------------------------------------------------------
William O. Coleman              Trustee       Until  retirement at   Retired Vice  President of The       32       Director of
c/o Touchstone Advisors, Inc.                 age 75 or  until  he   Procter  & Gamble  Company.  A                LCA-Vision (a
221 East Fourth Street                        resigns     or    is   Trustee   of  The   Procter  &                laser vision
Cincinnati, OH                                removed.     Trustee   Gamble Profit Sharing Plan and                correction
Age: 73                                       since 1999.            the Procter & Gamble  Employee                company).
                                                                     Stock Ownership Plan.
------------------------------------------------------------------------------------------------------------------------------------
Phillip R. Cox                  Trustee       Until  retirement at   President and Chief  Executive       32       Director of the
105 East Fourth Street                        age 75 or  until  he   Officer of Cox Financial Corp.                Federal Reserve
Cincinnati, OH                                resigns     or    is   (a     financial      services                Bank of
Age: 54                                       removed.     Trustee   company).                                     Cleveland;
                                              since 1999.                                                          Broadwing, Inc.
                                                                                                                   (a communications
                                                                                                                   company); and
                                                                                                                   Cinergy
                                                                                                                   Corporation
                                                                                                                   (a utility
                                                                                                                   company).
------------------------------------------------------------------------------------------------------------------------------------
H. Jerome Lerner                Trustee       Until  retirement at   Principal  of HJL  Enterprises       32       None
4700 Smith Road                               age 75 or  until  he   (a privately  held  investment
Cincinnati, OH                                resigns     or    is   company);  Chairman  of  Crane
Age: 63                                       removed.     Trustee   Electronics,      Inc.      (a
                                              since 1989.            manufacturer   of   electronic
                                                                     connectors).
------------------------------------------------------------------------------------------------------------------------------------
Oscar P. Robertson              Trustee       Until  retirement at   President  of Orchem,  Inc. (a       32       Director of
621 Tusculum Avenue                           age 75 or  until  he   chemical           specialties                Countrywide
Cincinnati, OH                                resigns     or    is   distributor),   Orpack   Stone                Credit
Age: 63                                       removed.     Trustee   Corporation  (a corrugated box                Industries, Inc.
                                              since 1995.            manufacturer)   and  ORDMS  (a
                                                                     solution planning firm).
------------------------------------------------------------------------------------------------------------------------------------
Robert E. Stautberg             Trustee       Until  retirement at   Retired  Partner and  Director       32       Trustee of
4815 Drake Road                               age 75 or  until  he   of  KPMG   LLP  (a   certified                Tri-Health, Inc.
Cincinnati, OH                                resigns     or    is   public accounting firm). He is                Good Samaritan
Age: 67                                       removed.     Trustee   a Vice President of St. Xavier                Hospital, and
                                              since 1999.            High School.                                  Bethesda Hospital
                                                                                                                   and Tri-Health
                                                                                                                   Inc.
------------------------------------------------------------------------------------------------------------------------------------

1 Ms. McGruder, as President and a director of Touchstone Advisors, Inc., the Trust's investment adviser, and Touchstone Securities, Inc., the Trust's principal underwriter, is an "interested person" of the Trust within the meaning of Section 2(a)(19) of the Investment Company Act of 1940. Mr. Barrett, as President and Chairman of The Western and Southern Life Insurance Company and Western-Southern Life Assurance Company, parent companies of Touchstone Advisors, Inc. and Touchstone Securities, Inc., and Chairman of Fort Washington Investment Advisors, Inc., the Trust's sub-advisor, is an "interested person" of the Trust within the meaning of
     Section 2(a)(19) of the Investment Company Act of 1940.
2 Each Trustee is elected to serve until the age of 75 or after five years of service, whichever is greater, or until he or she sooner dies, resigns or is removed.
3 The Touchstone Family of Funds consists of six series of the Trust, seven series of Touchstone Strategic Trust, six series of Touchstone Investment Trust and thirteen variable annuity series of Touchstone Variable Series Trust.
4 Each Trustee is also a Trustee of Touchstone Strategic Trust, Touchstone Investment Trust and Touchstone Variable Series Trust.

                           TOUCHSTONE FAMILY OF FUNDS
                                      [34]

NOTES TO FINANCIAL STATEMENTS
(CONTINUED)
--------------------------------------------------------------------------------

PRINCIPAL OFFICERS:

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                      NUMBER
                                                                                                      OF FUNDS
                                                                                                      OVERSEEN
NAME                            POSITION(S)   TERM OF OFFICE         PRINCIPAL OCCUPATION(S)          IN THE       OTHER
ADDRESS                         HELD WITH     AND LENGTH OF          DURING PAST 5 YEARS              TOUCHSTONE   DIRECTORSHIPS
AGE                             TRUST1        TIME SERVED                                             FAMILY2      HELD
------------------------------------------------------------------------------------------------------------------------------------
Jill T. McGruder                President     Until   she   sooner   See table above                      32       See table above
Touchstone Advisors, Inc.                     dies,   resigns,  is
221 East Fourth Street                        removed  or  becomes
Cincinnati, OH                                disqualified.
Age: 46                                       President      since
                                              2000.
------------------------------------------------------------------------------------------------------------------------------------
Maryellen  Peretzky             Vice          Until   she   sooner   Senior  Vice   President   and       32       None
Touchstone Advisors, Inc.       President     dies,   resigns,  is   Secretary  of Fort  Washington
221 East Fourth Street                        removed  or  becomes   Brokerage   Services,    Inc.,
Cincinnati, OH                                disqualified.   Vice   Integrated Fund Services, Inc.
Age: 49                                       President      since   and  IFS  Fund   Distributors,
                                              1998.                  Inc.    She    is    Assistant
                                                                     Secretary  of Fort  Washington
                                                                     Investment Advisors, Inc.
------------------------------------------------------------------------------------------------------------------------------------
Terrie A. Wiedenheft            Controller    Until   she   sooner   Senior Vice  President,  Chief       32       None
Touchstone Advisors, Inc.                     dies,   resigns,  is   Financial      Officer     and
221 East Fourth Street                        removed  or  becomes   Treasurer of  Integrated  Fund
Cincinnati, OH                                disqualified.          Services,   Inc.,   IFS   Fund
Age: 40                                       Controller     since   Distributors,  Inc.  and  Fort
                                              2000.                  Washington Brokerage Services,
                                                                     Inc.  She is  Chief  Financial
                                                                     Officer   of   IFS   Financial
                                                                     Services,   Inc.,   Touchstone
                                                                     Advisors,  Inc. and Touchstone
                                                                     Securities, Inc. and Assistant
                                                                     Treasurer  of Fort  Washington
                                                                     Investment Advisors, Inc.
------------------------------------------------------------------------------------------------------------------------------------
Scott A. Englehart              Treasurer     Until   he    sooner   President of  Integrated  Fund       32       None
Integrated Fund Services, Inc.                dies,   resigns,  is   Services,  Inc.  and IFS  Fund
221 East Fourth Street                        removed  or  becomes   Distributors,  Inc.  From 1998
Cincinnati, OH                                disqualified.          until 2000, he was a Director,
Age: 39                                       Treasurer      since   Transfer   Agency  and  Mutual
                                              2000.                  Fund      Distribution     for
                                                                     Nationwide  Advisory Services,
                                                                     Inc.  From 1990 until 1998, he
                                                                     was  Vice  President,   Client
                                                                     Services    for   BISYS   Fund
                                                                     Services.
------------------------------------------------------------------------------------------------------------------------------------
Tina D. Hosking                               Until   she   sooner   Vice   President   -  Managing       32       None
Integrated Fund Services, Inc.  Secretary     dies,   resigns,  is   Attorney  of  Integrated  Fund
221 East Fourth Street                        removed  or  becomes   Services,  Inc.  and IFS  Fund
Cincinnati, OH                                disqualified.          Distributors, Inc.
Age: 33                                       Secretary      since
                                              1999.
------------------------------------------------------------------------------------------------------------------------------------

1 Each officer also holds the same office with Touchstone Investment Trust, Touchstone Strategic Trust and Touchstone Variable Series Trust.
2 The Touchstone Family of Funds consists of six series of the Trust, seven series of Touchstone Strategic Trust, six series of Touchstone Investment Trust and thirteen variable annuity series of Touchstone Variable Series Trust.

8.   FEDERAL TAX INFORMATION FOR SHAREHOLDERS (UNAUDITED)

In accordance with Federal tax law, the following table represents each funds designation of "exempt interest dividends" paid during the fiscal year ended June 30, 2002.

                                          Tax Exempt Dividends
                                          --------------------
Tax-Free Money Market Fund                     $  404,369
California Tax-Free Money Market Fund             971,016
Ohio Tax-Free Money Market Fund                 7,113,864
Florida Tax-Free Money Market Fund                302,373
Tax-Free Intermediate Term Fund                 1,517,221
Ohio Insured Tax-Free Fund                      2,741,879

                           TOUCHSTONE FAMILY OF FUNDS
                                      [35]

TAX-FREE MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS
JUNE 30, 2002
--------------------------------------------------------------------------------------------------------------------------
 PRINCIPAL      FIXED RATE REVENUE                                                      COUPON    MATURITY         MARKET
   AMOUNT       & GENERAL OBLIGATION BONDS - 31.0%                                       RATE       DATE            VALUE
--------------------------------------------------------------------------------------------------------------------------
$    300,000    Connecticut St. Hlth. & Edl. (William W. Backus Hosp.), Ser. C,
                Prerefunded @ 102 ..................................................     6.375    07/01/02    $    306,000
     640,000    New Brunswick, NJ, Hsg. & Urban Dev., Prerefunded @ 102 ............     5.900    07/01/02         652,800
     250,000    New Jersey, EDR, (Saint Barnabas Proj.) ............................     4.500    07/01/02         250,000
     250,000    Genoa, OH, Water Sys. Impt., GO BANS ...............................     2.780    07/10/02         250,048
     250,000    Anderson, IN, Community School Corp. GO ............................     2.500    07/15/02         250,000
     100,000    Denton Co., TX, GO, Prerefunded @ 106 ..............................     6.400    07/15/02         100,138
     100,000    Seattle, WA, Muni. Light & Pwr. Rev., Ser. A, Prerefunded @ 102 ....     5.750    08/01/02         102,335
     130,000    Trinity River, TX, Waste Water Rev .................................     5.200    08/01/02         130,350
     150,000    Warrick, RI, UT GO, Ser. A .........................................     4.500    08/01/02         150,313
     600,000    Wolf Creek, OH, GO BANS ............................................     2.910    08/10/02         600,266
     220,000    Richland Co., OH, GO BANS ..........................................     3.450    08/14/02         220,131
     100,000    Addison, TX, Ctfs. Oblig., Prerefunded @ 100 .......................     5.250    08/15/02         100,419
     100,000    New Orleans, LA, UT GO, Prerefunded @ 100 ..........................     7.000    09/01/02         100,879
     100,000    Plano, TX, GO ......................................................     4.900    09/01/02         100,470
     300,000    Jacksonville, FL, Elec. Auth. Rev. (St. John River) ................     5.000    10/01/02         302,108
     300,000    North Randall Village, OH, GO Temp. Notes ..........................     2.850    10/17/02         300,218
     700,000    American Muni. Pwr. OH, Inc. BANS (Monroeville Village Proj.) ......     2.450    11/26/02         700,000
     120,000    Greensburg, PA, GO .................................................     2.100    12/01/02         119,839
     200,000    Issaquah, WA, GO ...................................................     3.000    12/01/02         200,744
     140,000    Issaquah, WA, Water Rev ............................................     3.500    12/01/02         140,810
      80,000    Kentucky Area Dev. Dist. Fin. Lease Prog. Rev ......................     3.000    12/01/02          80,000
     100,000    Liberty, OH, LSD GO ................................................     4.300    12/01/02         100,950
     300,000    Snohomish Co., WA, Pub., No. 001, Water Rev ........................     4.000    12/01/02         302,492
     364,000    Maple Heights, OH, CSD GO BANS .....................................     2.060    02/07/03         364,672
     340,000    American Muni. Pwr. OH Inc. BANS (Bradner Village Proj.) ...........     2.300    03/20/03         340,000
     300,000    Harlan Co., KY, Justice Center BANS ................................     2.250    04/01/03         300,000
     300,000    Deerfield Twp., OH, GO BANS ........................................     2.600    05/14/03         301,431
     425,000    Pioneer, OH, GO BANS ...............................................     2.400    05/29/03         425,755
                                                                                                              ------------
                TOTAL FIXED RATE REVENUE & GENERAL OBLIGATION BONDS ................                          $  7,293,168
                                                                                                              ------------

--------------------------------------------------------------------------------------------------------------------------
 PRINCIPAL                                                                              COUPON    MATURITY         MARKET
   AMOUNT       FLOATING & VARIABLE DEMAND NOTES - 46.2%                                 RATE       DATE            VALUE
--------------------------------------------------------------------------------------------------------------------------
$    580,000    Arvada, CO, Water Util. Rev ........................................     1.600    07/01/02    $    580,000
     170,000    Collier Co., FL, Health Fac. Auth. Hosp. Rev. (Cleveland Clinic) ...     2.000    07/01/02         170,000
   1,280,000    Grand Forks, ND, Hosp. Fac. Rev. (United Hosp. Oblig. Group Proj.) .     2.030    07/01/02       1,280,000
     900,000    Eddyville, IA, IDR (Heartland Lysine, Inc.) ........................     3.000    07/03/02         900,000
     140,000    Huntley, IL, IDR (Colony Inc. Proj.) ...............................     1.450    07/03/02         140,000
   1,100,000    Scio Twnshp., MI, EDR (ADP Network) ................................     1.900    07/03/02       1,100,000
     750,000    Carteret Co., NC, PCR (Texas Gulf, Inc.) ...........................     1.375    07/05/02         750,000
     355,000    Fargo, ND, Coml. Dev. Rev., Ref. (Kelly Inns. Fargo Proj.) .........     1.400    07/05/02         355,000

                           TOUCHSTONE FAMILY OF FUNDS
                                      [36]

TAX-FREE MONEY MARKET FUND (CONTINUED)
--------------------------------------------------------------------------------------------------------------------------
 PRINCIPAL                                                                              COUPON    MATURITY         MARKET
   AMOUNT       FLOATING & VARIABLE DEMAND NOTES - 46.2% (CONTINUED)                     RATE       DATE            VALUE
--------------------------------------------------------------------------------------------------------------------------
$    575,000    Greenwood, IN, EDR (Health Quest Realty) ...........................     1.570    07/05/02    $    575,000
     165,000    Indiana State, EDR (Earhran College) ...............................     1.400    07/05/02         165,000
     599,000    Indianapolis, IN, EDR (Pedcore Invts. Waterfront), Ser. B ..........     1.630    07/05/02         599,000
     100,000    Iowa Higher Educ. Fac. (Palmer Chiropractic Univ.) .................     1.950    07/05/02         100,000
     485,000    Lancaster Co., NE, IDR (Garner Ind.) ...............................     1.430    07/05/02         485,000
   1,135,000    Mankato, MN, IDR, Ser. 1998 (Sacco Family LP Proj.) ................     1.600    07/05/02       1,135,000
     150,000    Maricopa Co., AZ, IDR (McLane Co.) .................................     1.900    07/05/02         150,000
   1,000,000    Payne Co., OK, EDR (Collegiate Hsg. Fndtn.), Ser. A ................     1.400    07/05/02       1,000,000
   1,105,000    Salina, KS, Rev. (Salina Center Mall Ltd.) .........................     1.450    07/05/02       1,105,000
     280,000    St. Louis, MO, Clearance Redev. Auth. (Lamment Bldg.) ..............     1.400    07/05/02         280,000
                                                                                                              ------------
                TOTAL FLOATING & Variable Demand Notes .............................                          $ 10,869,000
                                                                                                              ------------

--------------------------------------------------------------------------------------------------------------------------
 PRINCIPAL                                                                              COUPON    MATURITY         MARKET
   AMOUNT       ADJUSTABLE RATE PUT BONDS - 22.4%                                        RATE       DATE            VALUE
--------------------------------------------------------------------------------------------------------------------------
$    570,000    Lexington-Fayette Co., KY, Urban Govt. Rev. (Providence Montessori)      2.500    07/01/02    $    570,000
     840,000    Summit Co., OH, IDR (S.D. Myers Inc. Proj.) ........................     2.250    08/15/02         840,000
   1,200,000    Owensboro, KY, IDR, Ser. 1985 (Dart Container) .....................     2.000    09/01/02       1,200,000
     190,000    Portage Co., OH, IDR (Neidlinger Proj.) ............................     2.400    09/01/02         190,000
     180,000    Summit Co., OH, IDR (Keltec Inc. Proj.) ............................     2.400    09/01/02         180,000
     575,000    Summit Co., OH, IDR (Struktol Co. America Proj.) ...................     2.400    09/01/02         575,000
     145,000    Summit Co., OH, IDR (Triscari Proj.) ...............................     2.400    09/01/02         145,000
     130,000    Cuyahoga Co.,OH, IDR (Halle Office Bldg.) ..........................     2.035    10/01/02         130,000
      40,000    Richland Co., OH, IDR (Robon Partnership Proj.) ....................     2.400    10/01/02          40,000
     395,000    Summit Co., OH, IDR (L&W Mfg. Proj.) ...............................     2.500    10/01/02         395,000
   1,000,000    Westmoreland Co., PA, IDR (White Consolidated Industries) ..........     1.930    12/01/02       1,000,000
                                                                                                              ------------
                TOTAL ADJUSTABLE RATE PUT BONDS ....................................                          $  5,265,000
                                                                                                              ------------

                TOTAL INVESTMENT SECURITIES - 99.6%
                (Amortized Cost $23,427,168) .......................................                          $ 23,427,168

                OTHER ASSETS IN EXCESS OF LIABILITIES - 0.4% .......................                               104,964
                                                                                                              ------------

                NET ASSETS - 100.0% ................................................                          $ 23,532,132
                                                                                                              ------------

See accompanying notes to portfolio of investments and notes to financial statements.

                           TOUCHSTONE FAMILY OF FUNDS
                                      [37]

CALIFORNIA TAX-FREE MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS
JUNE 30, 2002
--------------------------------------------------------------------------------------------------------------------------
 PRINCIPAL                                                                              COUPON    MATURITY         MARKET
   AMOUNT       FIXED RATE REVENUE & GENERAL OBLIGATION BONDS - 50.4%                    RATE       DATE            VALUE
--------------------------------------------------------------------------------------------------------------------------
$    100,000    Los Angeles Co., CA, Trans. Comm. Sales Tax Rev ....................     6.500    07/01/02    $    102,000
     105,000    Los Angeles, CA, Cmnty. Redev. Agcy. Prerefunded @ 102 .............     6.100    07/01/02         107,100
     105,000    Los Angeles, CA, Trans. Comm. Sales Rev. Bond Prerefunded @ 102 ....     6.750    07/01/02         107,100
     400,000    Metropolitan Water Dist. So. Calif. Waterworks Rev.
                Prerefunded @ 102 ..................................................     5.700    07/01/02         408,000
      50,000    Metropolitan Water Dist. Southern California Prerefunded @ 102 .....     5.500    07/01/02          51,000
     250,000    Northern California Power Agcy. Rev. (Geothermal Proj. No. 3) ......     4.125    07/01/02         250,000
     750,000    Orange Co., CA, Arpt. Rev. Bond ....................................     5.500    07/01/02         750,000
   2,050,000    Orange Co., CA, Recovery COP .......................................     5.500    07/01/02       2,050,000
     540,000    Paradise, CA, Irr. Dist. Water Rev .................................     3.500    07/01/02         540,000
     250,000    Puerto Rico Commonwealth GO ........................................     8.000    07/01/02         250,000
     500,000    Puerto Rico Commonwealth GO Prerefunded @ 101.50 ...................     6.000    07/01/02         502,500
     500,000    Puerto Rico Commonwealth GO Prerefunded @ 101.50 ...................     6.800    07/01/01         507,500
     350,000    Puerto Rico Elec. Power Auth. Rev ..................................     5.500    07/01/02         350,000
     220,000    Puerto Rico Elec. Power Auth. Rev. Prerefunded @ 101.50 ............     6.250    07/01/02         223,300
     200,000    Puerto Rico Pub. Bldg. Auth. Gtd. Pub. Edu. & Health Fac ...........     6.100    07/01/02         200,000
     375,000    Puerto Rico Pub. Bldg. Auth. Gtd. Pub. Edu. & Health Fac.
                Prerefunded @ 101.50 ...............................................     6.875    07/01/02         380,625
     225,000    San Ramon Valley, CA, USD GO .......................................     0.000    07/01/02         225,000
     410,000    Santa Monica, CA, Redev. Agcy. Tax Allocation (Earthquake
                Recovery Proj.) ....................................................     4.500    07/01/02         410,000
   2,000,000    Southern California Metro Water ....................................     1.125    07/01/02       1,999,999
     150,000    Southern California Pub. Power Auth. (Palo Verde) ..................     5.750    07/01/02         150,000
     150,000    Southern California Pub. Power Auth. Proj. Rev. (Palo Verde Proj.) .     4.500    07/01/02         150,000
     300,000    Redwood City, CA, Redev. Agcy. Tax Alloc. Rev ......................     4.350    07/15/02         300,266
   2,000,000    Los Angeles, CA, USD GO TRANS ......................................     4.000    07/23/02       2,001,688
     200,000    Alameda Contra Costa, CA, Tran. Dist. COP ..........................     3.000    08/01/02         200,152
     160,000    Bakersfield, CA, CSD GO ............................................     4.000    08/01/02         160,316
     150,000    California Health Fac. Fin. Auth. Rev. (Marin Gen. Hosp.) ..........     5.600    08/01/02         150,511
     145,000    California HFA Rev .................................................     5.050    08/01/02         145,378
     500,000    California St ......................................................     7.000    08/01/02         501,869
     100,000    California St. Pub. Works Board Lease Rev. Dept.
                (California State Prison) ..........................................     5.200    08/01/02         100,310
     170,000    Castro Valley, CA, USD GO ..........................................     7.750    08/01/02         170,743
     250,000    Central Valley, CA, SD Fin. Auth ...................................     5.750    08/01/02         250,825
     100,000    Cotati-Rohnert Park, CA, USD GO ....................................     4.400    08/01/02         100,237
     250,000    Fruitvale, CA, School Dist. Prerefunded @ 102 ......................     6.000    08/01/02         255,948
     100,000    Healdsburg, CA, Cmnty. Redev. Agcy. Tax Alloc. (Sotoyome Cmnty.
                Dev. Proj.) ........................................................     2.500    08/01/02         100,092
     260,000    Healdsburg, CA, Cmnty. Redev. Agcy. Tax Alloc. (Sotoyome Cmnty.
                Dev. Proj.) ........................................................     2.500    08/01/02         260,240
     100,000    Montebello, CA, USD GO .............................................     4.500    08/01/02         100,199
     200,000    Novato, CA, UT GO ..................................................     8.000    08/01/02         201,010
     250,000    Oceanside California COP Corp. Proj. Fin. Prerefunded @ 102 ........     7.300    08/01/02         256,242
      10,000    Ontario, CA, Redev. Fin. Auth. Rev. Cimarron, CA, ..................     5.750    08/01/02          10,032
     370,000    Panama-Buena Vista, CA, USD GO .....................................     3.500    08/01/02         370,643
     100,000    Pasadena, CA, Elec. Rev. Prerefunded @ 102 .........................     5.375    08/01/02         102,324
     500,000    Riverside, CA, Sewer Rev ...........................................     5.000    08/01/02         501,493

                           TOUCHSTONE FAMILY OF FUNDS
                                      [38]

CALIFORNIA TAX-FREE MONEY MARKET FUND
(CONTINUED)
--------------------------------------------------------------------------------------------------------------------------
 PRINCIPAL                                                                              COUPON    MATURITY         MARKET
   AMOUNT       FIXED RATE REVENUE & GENERAL OBLIGATION BONDS - 50.4%                    RATE       DATE            VALUE
--------------------------------------------------------------------------------------------------------------------------
$    390,000    South Co., CA, Wasterwater Auth. Rev. Prerefunded @ 102 ............     5.900    08/01/02    $    399,031
     200,000    West Contra Costa, CA, USD .........................................     7.250    08/01/02         200,959
     125,000    Woodland, CA, Joint USD ............................................     8.000    08/01/02         125,540
     100,000    California Statewide Cmnty. Dev. Auth. Rev. COP (Sutter Health
                Oblig. Group) ......................................................     5.300    08/15/02         100,439
     290,000    Northern California Power Agcy. Rev. (Combustion Turbine No. 1-A) ..     4.250    08/15/02         290,984
     100,000    Orange Co., CA, Cmnty. Fac. Dist. Spl. Tax Prerefunded @ 102 .......     6.250    08/15/02         102,569
     320,000    Orange Co., CA, Cmnty. Fac. Dist. Spl. Tax Prerefunded @ 102 .......     7.200    08/15/02         328,590
     100,000    Orange Co., CA, Cmnty. Fac. Dist. Spl. Tax Prerefunded @ 102 .......     7.350    08/15/02         102,668
     100,000    Orange Co., CA, Cmnty. Fac. Dist. Spl. Tax Prerefunded @ 102 .......     7.375    08/15/02         102,706
     100,000    Sacramento, CA, Muni. Util. Dist, Rev. Prerefunded @ 102 ...........     6.375    08/15/02         102,564
     325,000    Dinuba, CA, Redev. Agcy. Tax Alloc., Proj. 2 .......................     2.000    09/01/02         325,000
     100,000    Lancaster, CA, Cmnty. Fac. Dist. Spl. Tax ..........................     3.950    09/01/02         100,301
     100,000    Los Angeles Co., CA, Pub. Works Fin. Auth. Lease Rev ...............     4.600    09/01/02         100,473
     200,000    Los Angeles, CA, GO ................................................     5.000    09/01/02         200,988
     200,000    Los Angeles, CA, Redev. Fin. Auth Rev ..............................     4.500    09/01/02         200,734
     350,000    Manteca, CA, USD Spl. Tax Cmnty. Facs. Dist. No. 89-2 ..............     2.500    09/01/02         350,233
     600,000    Modesto, CA, Irr. Dist. Fin. Auth. Rev. (Domestic Water Proj.)
                Prerefunded @ 102 ..................................................     6.125    09/01/02         616,716
     125,000    San Francisco, CA, City & Co., COP .................................     4.000    09/01/02         125,365
     100,000    Santa Rosa, CA, Wastewater Rev. (Subregional Wastewater Proj.)
                Prerefunded @ 101.50 ...............................................     6.500    09/01/02         102,300
     125,000    Southern California Rapid Trans. Dist. Prerefunded @ 102 ...........     5.500    09/01/02         127,163
     100,000    Univ. of California Rev. (Multipurpose Proj.) Prerefunded @ 102 ....     6.000    09/01/02         100,766
     100,000    University of California Rev. (Multipurpose Proj.) .................     6.375    09/01/02         102,757
     220,000    ValleJo City, CA, GO ...............................................     5.500    09/01/02         221,045
     605,000    Irvine, CA, Pub. Fac. & Infrastructure Auth. Assmt. Rev ............     3.000    09/02/02         606,491
     100,000    Irvine, CA, Pub. Fac. & Infrastructure Auth. Assmt. Rev ............     3.450    09/02/02         100,342
     300,000    Lake Elsinore, CA, Impt. Board Act 1915 Prerefunded @ 103 ..........     8.250    09/02/02         312,414
     200,000    California EDL Fac. Auth. Rev. (Univ. of San Francisco)
                Prerefunded @102 ...................................................     6.400    10/01/02         206,128
     470,000    California St. GO Escrowed to Maturity .............................     5.375    10/01/02         474,592
   1,000,000    California St. Pub. Works Board Lease Rev. (California State Univ.)
                Prerefunded @ 102 ..................................................     6.700    10/01/02       1,032,453
     250,000    California Statewide Cmnty. Dev. Auth. Lease Rev. Prerefunded @ 102      6.000    10/01/02         257,515
     100,000    California Statewide Cmnty. Dev. Auth. Lease Rev. Prerefunded @ 102      6.000    10/01/02         103,005
     225,000    Duarte, CA, Redev. Agcy. SFM Rev ...................................     6.400    10/01/02         227,476
     102,500    Duarte, CA, Redev. Agcy. SFM Rev ...................................     6.400    10/01/02         103,628
     375,000    Folsom, CA, Pub. Fin. Auth. Lease Rev. (City Hall & Cmnty. Ctr.) ...     1.400    10/01/02         375,000
     430,000    Fresno, CA, Joint Power Fin. Auth. Lease Rev. (Street Lt ...........     3.000    10/01/02         431,378
     330,000    Los Angeles, CA, USD COP ...........................................     5.000    10/01/02         332,572
   1,600,000    Menlo Park, CA, Cmnty. Dev. Agcy. Tax Alloc. Las Pulgas
                Prerefunded @ 102 ..................................................     6.625    10/01/02       1,650,962
     415,000    San Jacinto, CA, USD COP ...........................................     3.875    10/01/02         416,846
     285,000    Southgate, CA, Util. Auth. Water & Sewer Sys. Rev ..................     1.750    10/01/02         285,000
     900,000    Sunnyvale, CA, Fin. Auth. Water & Wastewater Rev ...................     2.500    10/01/02         901,454
     400,000    Upland, CA, Pub. Fin. Auth. Rev. (Water Sys. Proj) .................     1.600    10/01/02         400,000
     150,000    Virgin Islands Pub. Fin. Auth. Rev., Prerefunded @ 102 .............     7.250    10/01/02         154,946

                           TOUCHSTONE FAMILY OF FUNDS
                                      [39]

CALIFORNIA TAX-FREE MONEY MARKET FUND
(CONTINUED)
--------------------------------------------------------------------------------------------------------------------------
 PRINCIPAL      FIXED RATE REVENUE & GENERAL OBLIGATION BONDS - 50.4%                   COUPON    MATURITY         MARKET
   AMOUNT       (CONTINUED)                                                              RATE       DATE            VALUE
--------------------------------------------------------------------------------------------------------------------------
$    100,000    California St. GO ..................................................     6.200    11/01/02    $    101,391
     100,000    California State Univ. Rev. & Colleges Hsg. Sys ....................     4.750    11/01/02         101,096
     235,000    Claremont, CA, USD Lease Ints. Rev. Fin. Proj ......................     2.000    11/01/02         235,389
     165,000    Contra Costa Co., CA, COP (Merrithew Mem. Hosp.) Prerefunded @ 102 .     6.625    11/01/02         171,004
     100,000    Corona, CA, COP Prerefunded @ 102 ..................................    10.000    11/01/02         104,740
     250,000    El Dorado Co., CA, Board Auth. Lease Rev ...........................     4.100    11/01/02         251,910
     285,000    Merced, CA, IDR Dist. COP Water Fac. Impt ..........................     2.000    11/01/02         285,093
     100,000    Rancho, CA, Water Dist. Fin. Auth. Rev .............................     6.500    11/01/02         101,462
     500,000    San Francisco, CA, City & Co. Pub. Util. Comm ......................     4.000    11/01/02         503,931
     125,000    Univ. of California Rev. Hsg. Sys ..................................     5.000    11/01/02         126,314
   1,000,000    Los Angeles, CA, Dept. of Water & Power ............................     5.750    11/15/02       1,015,991
     125,000    California St. Pub. Works Board Lease Rev. (California State Univ.)
                Prerefunded @ 102 ..................................................     6.600    12/01/02         130,016
     250,000    California St. Pub. Works Board Lease Rev. (Cmnty. College Proj.)
                Prerefunded @ 102 ..................................................     6.000    12/01/02         259,213
     820,000    Elk Grove, CA, USD Spl. Tax Cmnty. Fac .............................     3.000    12/01/02         823,737
     170,000    Los Angeles Co., CA, Pub. Works Fin. Auth. Lease Rev ...............     4.600    12/01/02         172,026
     220,000    San Juan Capistrano, CA, Pub. Fin. Auth. Rev. COP ..................     3.500    12/01/02         221,637
     260,000    San Luis Obispo, CA, Impt. Board Lease Rev .........................     3.250    12/01/02         261,346
     145,000    San Luis Obispo, CA, Impt. Board Lease Rev .........................     3.250    12/01/02         145,751
     250,000    Los Angeles, CA, Mun. Impt. Corp. Lease Rev. (Real Ppty. Equip.
                Acquisition) .......................................................     4.500    01/01/03         253,324
     275,000    San Joaquin Hills, CA, Trans. Corridor Agcy. Toll Road Rev.
                Prerefunded @ 102 ..................................................     6.750    01/01/03         287,272
     115,000    Los Angeles, CA, Dept. of Water & Power ............................     4.750    02/15/03         117,240
     100,000    Orange Co., CA, Local Trans. Auth. Sales Tax Rev.
                (Ser. 2 - Measure M) ...............................................     9.500    02/15/03         104,600
     100,000    California State Prerefunded .......................................     5.900    04/01/03         105,214
     500,000    Duarte, CA, COP (City of Hope National Med. Ctr.)
                Prerefunded @ 102 ..................................................     6.125    04/01/03         525,581
   2,000,000    Duarte, CA, COP (City of Hope National Med. Ctr.)
                Prerefunded @ 102 ..................................................     6.250    04/01/03       2,110,280
     145,000    San Jacinto, CA, Fin. Auth. Rev. (Water Impt. Proj.) ...............     1.750    04/01/03         144,639
     155,000    Monterey, CA, Joint Powers Fin. Auth. Lease Rev ....................     4.000    05/01/03         157,676
   1,000,000    San Francisco, CA, City & Co. Arpt. Comm. International
                Prerefunded @ 102 ..................................................     6.200    05/01/03       1,056,484
     200,000    San Diego, CA, Pub. Fac. Fin. Auth. Sewer Rev ......................     3.600    05/15/03         203,382
     250,000    California St. Pub. Works Board Lease Rev. Dept. (California State
                Prison) Prerefunded @ 102 ..........................................     5.200    06/01/03         262,444
     250,000    Palo Alto, CA, Util. Rev ...........................................     4.000    06/01/03         255,327
     200,000    Riverside Co., CA, Asset Leasing Corp. (Riverside Co. Hosp.) .......     6.000    06/01/03         207,807
   1,000,000    California Statewide Cmnty. Dev. Auth. TRANS .......................     3.000    06/30/03       1,012,740
   1,500,000    Los Angeles Co., CA, Sch. Pooled Trans .............................     3.000    06/30/03       1,519,561
     370,000    Puerto Rico Pub. Bldg. Auth. Gtd. Pub. Edu. & Health Fac.
                Escrowed to Maturity ...............................................     4.700    07/01/03         381,184
                                                                                                              ------------
                TOTAL FIXED RATE REVENUE & General Obligation Bonds ................                          $ 42,573,537
                                                                                                              ------------

                           TOUCHSTONE FAMILY OF FUNDS
                                      [40]

CALIFORNIA TAX-FREE MONEY MARKET FUND
(CONTINUED)
--------------------------------------------------------------------------------------------------------------------------
 PRINCIPAL                                                                              COUPON    MATURITY         MARKET
   AMOUNT       FLOATING & VARIABLE DEMAND NOTES - 47.8%                                 RATE       DATE            VALUE
--------------------------------------------------------------------------------------------------------------------------
$    100,000    California Health Fac. Fin. Auth. (Adventist Hosp.) ................     1.850    07/01/02    $    100,000
     300,000    Irvine Ranch, CA Water Dist. Cons. Ref. ............................     1.930    07/01/02         300,000
   3,060,000    Long Beach, CA, Bd. Fin. Auth. Lease Rev. Bond .....................     1.200    07/01/02       3,060,000
     900,000    Los Angeles, CA, Reg. Airport (LAX) ................................     2.030    07/01/02         900,000
     600,000    Montebello, CA, IDA IDR (Sunclipse, Inc. Proj.) ....................     1.500    07/01/02         600,000
     700,000    Riverside, CA, IDA IDR (Sunclipse Inc. Proj.), Issue A .............     1.500    07/01/02         700,000
     655,000    San Dimas, CA, Redev. Agcy. Rev. (San Dimas Cmnty. Ctr.) ...........     1.600    07/01/02         655,000
     500,000    Simi Valley, CA, Cmnty. Dev. Agcy. MFH Rev., Issue A ...............     1.300    07/02/02         500,000
   2,000,000    ABAG Fin. Auth. Nonprofit Corps. MFH Rev. (Vintage Chateau) ........     2.000    07/03/02       2,000,000
     325,000    California Infrastructure & Econ. Dev. (Independent System Oper.) ..     1.250    07/03/02         325,000
     240,000    California Infrastructure & Econ. Dev. IDR (Metrotile Mfg. Proj.) ..     1.550    07/03/02         240,000
     200,000    California School Facs. Fin. Corp. COP .............................     1.150    07/03/02         200,000
     275,000    Huntington Park, CA, Public Fin. Auth. Lease Rev ...................     1.600    07/03/02         275,000
     800,000    Orange Co., CA, IDR (Control Air Conditioning) .....................     1.250    07/03/02         800,000
   3,500,000    San Rafael, CA, IDR (Phoenix American, Inc.) .......................     1.300    07/03/02       3,500,000
   1,600,000    Vacaville, CA, IDA IDR (Leggett & Platt, Inc.) .....................     1.350    07/03/02       1,600,000
     400,000    California PCR Fin. Auth. Rev. (Southdown, Inc.) ...................     1.450    07/05/02         400,000
   3,100,000    California PCR Fin. Auth. Rev. (Southdown, Inc.) ...................     1.450    07/05/02       3,100,000
   3,000,000    California Pollution Control Fin. Auth. (Waste Mgmt. Proj.) ........     1.230    07/05/02       3,000,000
   1,300,000    California Statewide Cmnty. Dev. MFH (Pavillion Apts.) .............     1.200    07/05/02       1,300,000
   1,400,000    Hanford, CA, Sewer Rev .............................................     2.150    07/05/02       1,400,000
   3,000,000    Kings Co., CA, Hsg. Auth. MFH (Edgewater Isle Apts.) ...............     1.150    07/05/02       3,000,000
   1,890,000    Riverside Co., CA, Hsg. Auth. Rev. MFH (Concord Colony Apts.) ......     1.120    07/05/02       1,890,000
   1,450,000    Riverside Co., CA, IDA (Advance Business Graphics) .................     1.350    07/05/02       1,450,000
   1,300,000    Riverside Co., CA, IDA (Advanced Business Graphics) ................     1.350    07/05/02       1,300,000
   2,010,000    Riverside Co., CA, MFH Rev. (Ambergate Apts.) ......................     1.500    07/05/02       2,010,000
     900,000    San Bernardino Co., CA, Capital Impt. COP ..........................     1.200    07/05/02         900,000
   1,000,000    San Francisco, CA, City & Co. Redev. Agcy. MFH Rev.
                (Orlando Cepeda Place) .............................................     1.300    07/05/02       1,000,000
   1,000,000    San Jose, CA, MFH Rev. (Somerset Park) .............................     1.300    07/05/02       1,000,000
   2,100,000    Sweetwater, CA, USD COP ............................................     1.200    07/05/02       2,100,000
     500,000    Upland, CA, Apt. Dev. Rev. (Mtn. Springs) ..........................     1.100    07/05/02         500,000
     200,000    South Coast, CA, Air Quality Mgmt. Dist. Bldg. Corp. ...............     5.600    08/01/02         200,634
                                                                                                              ------------
                TOTAL FLOATING & VARIABLE DEMAND NOTES .............................                          $ 40,305,634
                                                                                                              ------------

--------------------------------------------------------------------------------------------------------------------------
 PRINCIPAL                                                                              COUPON    MATURITY         MARKET
   AMOUNT       COMMERCIAL PAPER - 5.9%                                                  RATE       DATE            VALUE
--------------------------------------------------------------------------------------------------------------------------
$  2,000,000    California Infras. Econ. Dev. Bank (Salvation Army) EDR ............     1.750    08/09/02    $  2,000,000
   3,000,000    East Bay, CA, Muni. Util. Dist .....................................     1.400    11/08/02       3,000,000
                                                                                                              ------------
                TOTAL COMMERCIAL PAPER .............................................                          $  5,000,000
                                                                                                              ------------

                TOTAL INVESTMENT SECURITIES - 104.1%
                (Amortized Cost $87,879,171) .......................................                          $ 87,879,171

                LIABILITIES IN EXCESS OF OTHER ASSETS - (4.1%) .....................                            (3,473,600)
                                                                                                              ------------
                NET ASSETS - 100.0% ................................................                          $ 84,405,571
                                                                                                              ------------

See accompanying notes to portfolios of investments and notes to financial statements.

                           TOUCHSTONE FAMILY OF FUNDS
                                      [41]

OHIO TAX-FREE MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS
JUNE 30, 2002
--------------------------------------------------------------------------------------------------------------------------
 PRINCIPAL                                                                              COUPON    MATURITY         MARKET
   AMOUNT       FIXED RATE REVENUE & GENERAL OBLIGATION BONDS - 37.6%                    RATE       DATE            VALUE
--------------------------------------------------------------------------------------------------------------------------
$  1,000,000    Norton, OH, GO BANS ................................................     3.250    07/03/02    $  1,000,013
   1,250,000    American Muni. Pwr. OH, Inc. BANS (Village of Deshler) .............     3.000    07/10/02       1,250,000
     700,000    American Muni. Pwr. OH, Inc. BANS (Village of New Bremen) ..........     3.050    07/10/02         700,000
     967,000    Wyoming, OH, GO BANS ...............................................     3.000    07/11/02         967,070
   3,500,000    American Muni. Pwr. OH, Inc. BANS (Montpelier Village) .............     3.000    07/12/02       3,500,000
   1,900,000    Hilliard, OH, GO BANS ..............................................     3.150    07/18/02       1,900,303
   3,499,350    Sidney, OH, CSD GO BANS ............................................     2.040    07/18/02       3,500,313
   3,945,000    St. Clairsville & Richland, OH, CSD UT GO BANS .....................     2.650    07/18/02       3,945,913
   1,800,000    American Muni. Pwr. OH, Inc. BANS (Wapakoneta) .....................     3.000    07/26/02       1,800,000
     975,000    Defiance Co., OH, BANS, Ser. A .....................................     3.000    08/01/02         975,138
     500,000    Chillicothe, OH, BANS ..............................................     3.110    08/02/02         500,155
   6,000,000    Wolf Creek, OH, GO BANS ............................................     2.910    08/10/02       6,002,659
   1,070,000    Pickerington, OH, GO BANS ..........................................     3.250    08/16/02       1,070,664
   1,900,000    Monroe, OH, GO BANS ................................................     3.070    08/21/02       1,900,967
   1,000,000    American Muni. Pwr. OH, Inc. BANS (Bryan Proj.) ....................     2.850    08/22/02       1,001,008
   1,050,000    Fairfield, OH, GO BANS .............................................     3.000    08/23/02       1,050,495
   4,355,000    Delaware, OH, GO BANS ..............................................     3.000    08/29/02       4,358,117
   1,000,000    Twinsburg, OH, GO BANS .............................................     3.250    08/29/02       1,002,273
   1,340,000    Springfield, OH, GO BANS ...........................................     2.240    09/04/02       1,341,387
   2,600,000    Hilliard, OH, GO BANS ..............................................     3.050    09/05/02       2,602,315
   2,250,000    Morgan Co., OH, GO BANS ............................................     2.990    09/05/02       2,251,159
   1,595,000    Allen Co., OH, LT GO BANS ..........................................     2.700    09/12/02       1,595,628
   2,000,000    Cleveland, OH, Pkg. Fac. Impt. Rev .................................     8.100    09/15/02       2,064,706
     990,000    Muskingum Co., OH, GO BANS .........................................     2.800    09/18/02         990,463
   2,000,000    Swanton, OH, LSD GO BANS ...........................................     2.950    09/18/02       2,001,701
   1,920,000    Yellow Springs, OH, LSD GO BANS ....................................     2.950    09/19/02       1,921,573
   2,000,000    Mt. Vernon, OH, GO BANS ............................................     2.870    09/24/02       2,002,154
   1,700,000    Springfield, OH, GO BANS ...........................................     2.800    09/26/02       1,701,194
     100,000    Ohio St. Bldg. Auth ................................................     4.500    10/01/02         100,592
     455,000    Richland Co., OH, GO BANS ..........................................     2.720    10/03/02         455,543
   1,100,000    American Muni. Pwr. OH, Inc. BANS (Genoa Village Proj.) ............     2.350    10/10/02       1,100,000
     500,000    Belmont Co., OH, GO BANS ...........................................     2.620    10/10/02         500,435
     291,000    Franklin Co., OH, GO BANS ..........................................     2.970    10/10/02         291,372
     500,000    Mahoning Co., OH, Hosp. Impt. Rev. (YHA, Inc. Proj.) ...............     7.000    10/15/02         506,911
   1,600,000    North Randall Village, OH, Temp. Notes GO ..........................     2.850    10/17/02       1,601,161
     630,000    Green City, OH, GO BANS ............................................     3.000    10/23/02         631,550
     750,000    Fairfield, OH, CSD GO TANS .........................................     2.710    10/24/02         751,070
   2,100,000    Mason, OH, Land Acq. GO BANS .......................................     2.480    10/24/02       2,101,691
   1,250,000    Olmstead Falls, OH, GO BANS ........................................     2.450    10/24/02       1,250,967
   3,385,000    Toledo, OH, GO BANS ................................................     2.000    10/24/02       3,387,733
   2,369,415    Garfield Hgts., OH, CSD Energy Cons. GO BANS .......................     3.110    10/29/02       2,375,240
     810,000    Granville, OH, GO BANS .............................................     2.610    10/29/02         810,864
   2,600,000    American Muni. Pwr. OH, Inc. BANS (Pioneer Village) ................     2.400    10/31/02       2,600,000
     250,000    Mt. Gilead, OH, GO Water Dist ......................................     2.940    10/31/02         250,486
   2,700,000    Groveport, OH, GO BANS .............................................     2.480    11/01/02       2,705,652
     450,000    Ohio State Pub. Fac. Higher Educ. Rev ..............................     5.000    11/01/02         454,872

                           TOUCHSTONE FAMILY OF FUNDS
                                      [42]

OHIO TAX-FREE MONEY MARKET FUND (CONTINUED)
--------------------------------------------------------------------------------------------------------------------------
 PRINCIPAL      FIXED RATE REVENUE & GENERAL OBLIGATION BONDS - 37.6%                   COUPON    MATURITY         MARKET
   AMOUNT       (CONTINUED)                                                              RATE       DATE            VALUE
--------------------------------------------------------------------------------------------------------------------------
$    430,000    River Valley, OH, LSD GO BANS ......................................     2.200    11/01/02    $    429,996
   1,750,000    American Muni. Pwr. OH, Inc. BANS (Ohio Generation Proj.) ..........     1.750    11/07/02       1,750,000
     650,000    American Muni. Pwr. OH, Inc. BANS (Village of Yellow Springs) ......     2.450    11/07/02         650,000
     600,000    Lancaster, OH GO BANS ..............................................     2.600    11/14/02         600,549
     815,000    Marysville, OH, GO Sewer Notes .....................................     2.340    11/14/02         816,570
   1,400,000    Blue Ash, OH, Fire House GO BANS ...................................     2.400    11/20/02       1,402,411
   1,000,000    American Muni. Pwr. OH, Inc. BANS (Monroeville Proj.) ..............     2.450    11/26/02       1,000,000
   1,600,000    American Muni. Pwr. OH, Inc. BANS (Shelby Proj.) ...................     2.300    11/26/02       1,600,000
     370,000    Muskingum Co., OH, GO BANS .........................................     2.450    11/26/02         370,369
   2,070,000    Beavercreek, OH, CSD GO TANS .......................................     2.250    12/01/02       2,074,682
     655,000    Clermont Co., OH, GO ...............................................     2.150    12/01/02         655,000
     825,000    Forest Park, OH, GO BANS ...........................................     3.750    12/01/02         830,979
     200,000    Lakota, OH, LSD GO BANS ............................................     2.250    12/01/02         200,371
   4,000,000    Lorain Co., OH, Justice Center GO ..................................     3.000    12/01/02       4,019,293
     302,000    Mad River, OH, LSD GO BANS .........................................     2.250    12/01/02         302,434
     245,000    Monroe, OH, LSD ....................................................     2.200    12/01/02         245,000
     675,000    Reynoldsburg, OH, CSD GO Prerefunded @102 ..........................     6.550    12/01/02         700,895
     275,000    Sandusky Co., OH, GO ...............................................     2.250    12/01/02         275,396
     500,000    Seneca Co., OH, GO (Jail Fac.), Prerefunded @ 102 ..................     6.500    12/01/02         519,140
     500,000    St. Clairsville & Richland, OH, CSD GO .............................     1.950    12/01/02         500,000
   2,250,000    Dayton, OH, GO BANS ................................................     1.930    12/02/02       2,252,144
   2,400,000    American Muni. Pwr. OH, Inc. BANS (Bowling Green Proj.) ............     2.250    12/04/02       2,400,000
   2,542,000    Deerfield Twp., OH, GO TANS ........................................     2.350    12/05/02       2,544,691
     690,000    Pike Co., OH, GO BANS ..............................................     2.500    12/05/02         691,445
     850,000    American Muni. Pwr. OH, Inc. BANS (Oberlin Proj.) ..................     2.250    12/11/02         850,000
   3,300,000    Clermont Co., OH, Road Impt. GO ....................................     2.450    12/12/02       3,302,962
   2,600,000    Cleveland, OH, GO BANS .............................................     2.000    12/12/02       2,601,726
     235,000    Garfield Heights, OH, CSD GO .......................................     3.000    12/15/02         236,163
     650,000    Glenwillow Village, OH, GO BANS ....................................     2.450    12/26/02         651,246
   1,050,000    American Muni. Pwr. OH, Inc. BANS (Hubbard Proj.) ..................     2.150    12/27/02       1,050,000
   2,640,000    American Muni. Pwr. OH, Inc. BANS (Brewster Village Proj.) .........     2.200    01/16/03       2,640,000
     828,000    American Muni. Pwr. OH, Inc. BANS (Milan Village Proj.) ............     2.150    01/16/03         828,000
   2,450,000    Ohio Univ. Gen. Rcpts. BANS ........................................     2.100    01/24/03       2,454,797
     500,000    Deerfield Twnship., OH, GO TANS ....................................     2.200    01/29/03         501,143
   1,000,000    American Muni. Pwr. OH, Inc. BANS (Woodsfield Proj.) ...............     2.250    02/06/03       1,000,000
     450,000    Hamilton, OH, CSD GO BANS ..........................................     2.000    02/27/03         450,580
     515,000    Fairbourne, OH, CSD GO BANS ........................................     2.420    03/03/03         516,940
   3,950,000    East Liverpool CSD GO BANS .........................................     2.300    03/11/03       3,958,094
   2,250,000    Univ. of Cincinnati Ohio General Receipts BANS .....................     2.100    03/19/03       2,250,771
   1,250,000    American Muni. Pwr. OH, Inc. BANS (Lodi Village Proj.) .............     2.250    03/20/03       1,250,000
   1,800,000    Ohio Univ. General Receipts Athens BANS ............................     2.500    03/27/03       1,805,855
     556,000    Crestline, OH, Sewer Impt. GO ......................................     2.500    04/03/03         557,648
   2,000,000    Youngstown, OH, CSD GO BANS ........................................     2.750    04/10/03       2,005,302
   1,500,000    Hilliard, OH, GO BANS ..............................................     2.470    04/15/03       1,506,620
     773,992    Licking Heights, OH, LSD GO Energy Cons. Notes .....................     2.990    04/25/03         778,570
   2,250,000    Indian Hill, OH, GO BANS ...........................................     2.150    04/29/03       2,250,000
     245,000    Bloomville, OH, Sewer Sys. GO BANS .................................     2.890    05/08/03         246,206
     750,000    Tiffin, OH, CSD GO BANS ............................................     2.850    05/08/03         754,383
   2,761,000    Maple Heights, OH, CSD GO BANS .....................................     2.500    05/09/03       2,770,951

                           TOUCHSTONE FAMILY OF FUNDS
                                      [43]

OHIO TAX-FREE MONEY MARKET FUND (CONTINUED)
--------------------------------------------------------------------------------------------------------------------------
 PRINCIPAL      FIXED RATE REVENUE & GENERAL OBLIGATION BONDS - 37.6%                   COUPON    MATURITY         MARKET
   AMOUNT       (CONTINUED)                                                              RATE       DATE            VALUE
--------------------------------------------------------------------------------------------------------------------------
$  2,386,761    Deerfield Twnship., OH, GO BANS ....................................     2.600    05/14/03    $  2,398,146
   3,650,000    Hillsboro, OH, CSD GO BANS .........................................     2.420    05/22/03       3,661,777
     990,000    Willard, OH, GO BANS ...............................................     2.470    05/22/03         993,195
     450,000    Pioneer, OH, Wastewater Sys. Rev. BANS .............................     2.500    05/29/03         450,799
   2,000,000    Springboro, OH, GO BANS ............................................     2.600    05/29/03       2,011,593
   1,600,000    Portsmouth, OH, GO BANS ............................................     3.200    06/02/03       1,604,923
   4,915,000    Galion, OH, LT GO BANS .............................................     2.750    06/05/03       4,938,225
     210,000    Hamilton, OH, LT GO BANS ...........................................     2.500    06/05/03         210,955
     600,000    American Muni. Pwr. OH, Inc. BANS (Village of Bremen Proj.) ........     2.100    07/10/03         600,000
     810,000    American Muni. Pwr. OH, Inc. BANS (Village of Deshler Proj.) .......     2.100    07/10/03         810,000
                                                                                                              ------------
                TOTAL FIXED RATE REVENUE & GENERAL OBLIGATION BONDS ................                          $158,502,442
                                                                                                              ------------

--------------------------------------------------------------------------------------------------------------------------
 PRINCIPAL                                                                              COUPON    MATURITY         MARKET
   AMOUNT       FLOATING & VARIABLE DEMAND NOTES - 53.1%                                 RATE       DATE            VALUE
--------------------------------------------------------------------------------------------------------------------------
$  1,000,000    Cincinnati & Hamilton Co., OH, Port. Auth. EDR (Kenwood Office
                Assoc. Proj.) ......................................................     1.950    07/01/02    $  1,000,000
   1,900,000    Cuyahoga Co., OH, EDR (The Cleveland Orchestra Proj.) ..............     1.800    07/01/02       1,900,000
  16,600,000    Cuyahoga Co., OH, Hosp. Rev. (Cleveland Clinic) ....................     1.850    07/01/02      16,599,999
   1,500,000    Cuyahoga Co., OH, Hosp. Rev. (University Hosp.) ....................     1.900    07/01/02       1,500,000
   3,335,000    Cuyahoga Co., OH, IDR (S&R Playhouse Realty) .......................     1.450    07/01/02       3,335,000
   2,100,000    Delaware Co., OH, IDR (Radiation Sterilizers, Inc.) ................     1.550    07/01/02       2,100,000
   1,100,000    Franklin Co., OH, IDR (Jacobsen Stores) ............................     1.850    07/01/02       1,100,000
   5,500,000    Montgomery Co., OH, (Miami Valley Hosp.) ...........................     1.850    07/01/02       5,500,000
   2,500,000    Muskingum Co., OH, IDR (Elder-Beerman) .............................     1.550    07/01/02       2,500,000
   1,000,000    Ohio St. Air Quality Dev. (CG&E) ...................................     1.800    07/01/02       1,000,000
   1,100,000    Ohio St. Air Quality Dev. (CG&E) ...................................     1.800    07/01/02       1,100,000
   1,700,000    Ohio St. Air Quality Dev. (CG&E) ...................................     1.800    07/01/02       1,700,000
   2,600,000    Ohio St. Air Quality Dev. PCR (Timken Co.) .........................     1.300    07/01/02       2,600,000
     500,000    Ohio St. Higher Educ. Fac. Rev. (Pooled Fin.) ......................     1.400    07/01/02         500,000
   1,000,000    Ohio St. Wtr. Dev. Auth. PCR (Cleveland Elec.) .....................     1.250    07/01/02       1,000,000
   1,500,000    Ohio State Water Dev. (Mead. Corp.) ................................     2.000    07/01/02       1,500,000
   1,200,000    Ohio State Water Dev. Auth. PCR (Toledo Edison Co. Proj.) ..........     1.800    07/01/02       1,200,000
   1,150,000    Trumbull Co., OH, Health Care (Sheperd of Vally Lutheran Home) .....     1.950    07/01/02       1,150,000
   2,400,000    ABN AMRO Munitops Trust Cert .......................................     1.280    07/03/02       2,400,000
     895,000    Centerville, OH, Health Care Rev. (Bethany Memorial) ...............     1.350    07/03/02         895,000
   3,000,000    Cleveland, OH, Airport Sys .........................................     1.290    07/03/02       3,000,000
   2,000,000    Clinton Co., OH, Hosp. Rev. Pooled Fin. Prog .......................     2.150    07/03/02       2,000,000
   1,995,000    Cuyahoga Co., OH, Educ. Fac. Rev. (United Cerebral Palsy Assoc.),
                Ser. 1998 ..........................................................     1.350    07/03/02       1,995,000
   3,900,000    Cuyahoga Co., OH, Hosp. Rev. (Cleveland Clinic Fnd.) ...............     1.350    07/03/02       3,900,000
     600,000    Delaware Co., OH, IDR (MRG Ltd. Proj.) .............................     1.400    07/03/02         600,000
   1,605,000    Erie Co., OH, IDR (Toft Dairy, Inc.) ...............................     1.350    07/03/02       1,605,000
     845,000    Greene Co., OH, Health Care Fac. Rev. (Green Oaks Proj.) ...........     1.350    07/03/02         845,000
     930,000    Hamilton Co., OH, Health Care Fac. Rev. (Aloysius Orphanage Proj.) .     1.350    07/03/02         930,000
     400,000    Hamilton Co., OH, Hosp. Fac. Rev. (Health Alliance) ................     1.250    07/03/02         400,000
     200,000    Hamilton Co., OH, Hosp. Fac. Rev. (Health Alliance) ................     1.290    07/03/02         200,000
   2,944,000    Hamilton OH, MFH Rev. (Knollwood Village Apts.) ....................     1.320    07/03/02       2,944,000

                           TOUCHSTONE FAMILY OF FUNDS
                                      [44]

OHIO TAX-FREE MONEY MARKET FUND (CONTINUED)
--------------------------------------------------------------------------------------------------------------------------
 PRINCIPAL                                                                              COUPON    MATURITY         MARKET
   AMOUNT       FLOATING & VARIABLE DEMAND NOTES - 53.1% (CONTINUED)                     RATE       DATE            VALUE
--------------------------------------------------------------------------------------------------------------------------
$  4,000,000    Lake Co., OH, Hosp. Fac. Rev. (Lake Hosp. Sys., Inc.) ..............     1.350    07/03/02    $  4,000,000
   1,745,000    Lorain Co., OH, IDR (EMH Med. Ctr. Proj.) ..........................     1.350    07/03/02       1,745,000
     600,000    Meigs Co., OH, IDR (MRG Ltd. Proj.) ................................     1.400    07/03/02         600,000
   1,070,000    Monroe, OH, IDR (Magnode Corp.) ....................................     1.900    07/03/02       1,070,000
   2,000,000    Montgomery Co., OH, EDR (Dayton Art Institute) .....................     1.300    07/03/02       2,000,000
   1,000,000    Morrow Co., OH, IDR (Field Container Corp.) ........................     1.250    07/03/02       1,000,000
   6,355,000    Ohio St. Air Quality (OH Edison) ...................................     1.800    07/03/02       6,355,000
   1,100,000    Ohio St. PCR (Sohio Air Proj.) .....................................     1.850    07/03/02       1,100,000
   4,620,000    Ohio St. Turnpike Rev ..............................................     1.310    07/03/02       4,620,000
     550,000    Orrville, OH, Hosp. Fac. Rev. (Orville Hosp.) ......................     1.300    07/03/02         550,000
   2,200,000    Puerto Rico Elec. Pwr. Auth. Rev. Muni. Secs. Trust Rcpts ..........     1.140    07/03/02       2,200,000
   6,380,000    Puerto Rico Pub. Bldgs. Auth. Rev. Mun. Secs. Trust Rcpts ..........     1.140    07/03/02       6,380,000
   1,400,000    Summit Co., OH, Rev. (Goodwill Ind. Akron, Inc.) ...................     1.300    07/03/02       1,400,000
   2,700,000    Summit, OH, Civic Fac. Rev. (YMCA Proj.), Ser. 1997 ................     1.350    07/03/02       2,700,000
     600,000    Wyandot Co., OH, IDR (MRG Ltd. Proj.), Ser. 1985 ...................     1.400    07/03/02         600,000
     350,000    Akron, Bath & Copley, OH, Joint Twnsp. Hosp. Rev. (Visiting Nurse
                Svcs. Proj.) .......................................................     1.350    07/05/02         350,000
   2,200,000    Ashtabula Co., OH, Hosp. Fac. Rev. (Ashtabula Co. Med. Ctr. Proj.) .     1.320    07/05/02       2,200,000
   4,000,000    Athens Co., OH, Port. Auth. Hsg. Rev. (University Hsg. for Ohio, Inc.
                Proj.) .............................................................     1.350    07/05/02       4,000,000
   2,060,000    Butler Co., OH, Hosp. Fac. Rev. (Berkley Square Retirement Ctr.
                Proj.) .............................................................     1.320    07/05/02       2,060,000
   1,200,000    Clinton Co., OH, Hosp. Rev. (Clinton Memorial Hosp.) ...............     1.350    07/05/02       1,200,000
     200,000    Columbus, OH, GO Rev., Ser. 1 ......................................     1.100    07/05/02         200,000
     500,000    Columbus, OH, GO, Ser. 1 ...........................................     1.100    07/05/02         500,000
     225,000    Coshocton Co., OH, Hosp. Fac. Rev. (Echoing Hills Village, Inc. ....     1.400    07/05/02         225,000
   1,850,000    Cuyahoga Co., OH, Civic Fac. (West Side Ecumenical) ................     1.350    07/05/02       1,850,000
  10,000,000    Cuyahoga Co., OH, Health Care (Gardens of McGregor) ................     1.300    07/05/02      10,000,000
   2,000,000    Cuyahoga Co., OH, IDR (Motch Corp. Proj.) ..........................     1.500    07/05/02       2,000,000
   3,415,000    Delaware Co., OH, Health Care Fac. (Sarah Moore Home) ..............     1.380    07/05/02       3,415,000
     400,000    Duval Co., FL, HFA (Sunbeam Road Proj.) ............................     1.300    07/05/02         400,000
   2,200,000    Franklin Co., OH Health Care Fac. (Heinzerling Foundation) .........     1.400    07/05/02       2,200,000
   1,760,000    Franklin Co., OH, EDR (Columbus Montessori Educ. Ctr.) .............     1.330    07/05/02       1,760,000
   2,475,000    Franklin Co., OH, EDR (Dominican Sisters) ..........................     1.350    07/05/02       2,475,000
   1,035,000    Franklin Co., OH, Health Care Fac. Rev. (Lifeline Organ Procurement)     1.350    07/05/02       1,035,000
     950,000    Franklin Co., OH, Hosp. Rev. (US Health Corp.), Ser. C .............     1.250    07/05/02         950,000
     400,000    Franklin Co., OH, IDR (Columbus College) ...........................     1.400    07/05/02         400,000
   1,045,000    Franklin Co., OH, IDR (Ohio Girl Scouts) ...........................     1.400    07/05/02       1,045,000
   1,800,000    Fulton, OH, IDR (Polycraft, Inc.) ..................................     1.650    07/05/02       1,800,000
   1,800,000    Geauga Co., OH, Health Care Fac. Rev. (Heather Hill Proj.) .........     1.330    07/05/02       1,800,000
     520,000    Hamilton Co., OH, Econ. Dev. Rev. (Gen. Protestant Orphan Home) ....     1.420    07/05/02         520,000
   1,178,900    Hamilton Co., OH, EDR (Cincinnati Assoc. for the Performing Arts) ..     1.320    07/05/02       1,178,900
   2,050,000    Hamilton Co., OH, EDR (Union Inst. Proj.) ..........................     1.370    07/05/02       2,050,000
     500,000    Hamilton Co., OH, Hosp. Fac. (Children's Hosp. Medical Center) .....     1.300    07/05/02         500,000
   1,000,000    Hamilton Co., OH, Hosp. Fac. Rev. (Childrens Hosp. Medical Center) .     1.280    07/05/02       1,000,000
     200,000    Hamilton Co., OH, Hosp. Fac. Rev. (Drake Center, Inc.) .............     1.280    07/05/02         200,000
   3,945,000    Hamilton Co., OH, Sales Tax Floater Ctfs., Ser. 356 ................     1.310    07/05/02       3,945,000
   1,977,000    Hamilton, OH, MFH Rev. (Knollwood Village Apts.) ...................     1.320    07/05/02       1,977,000
   2,642,000    Hancock Co., OH, MFM Rev. (Crystal Glen Apts. Proj. Phase II) ......     1.320    07/05/02       2,642,000

                           TOUCHSTONE FAMILY OF FUNDS
                                      [45]

OHIO TAX-FREE MONEY MARKET FUND (CONTINUED)
--------------------------------------------------------------------------------------------------------------------------
 PRINCIPAL                                                                              COUPON    MATURITY         MARKET
   AMOUNT       FLOATING & VARIABLE DEMAND NOTES - 53.1% (CONTINUED)                     RATE       DATE            VALUE
--------------------------------------------------------------------------------------------------------------------------
$  5,605,000    Lima, OH, Hosp. Fac. & Impt. Rev. (Lima Memorial Hosp.) ............     1.350    07/05/02    $  5,605,000
   1,800,000    Lucas Co., OH, Health Care Fac. Rev. (Sunset Retire) ...............     1.250    07/05/02       1,800,000
     220,000    Lucas Co., OH, IDR (Assoc. Proj.) ..................................     1.500    07/05/02         220,000
     200,000    Lucas Co., OH, Rev. (Sunshine Children's Home) .....................     1.350    07/05/02         200,000
     950,000    Mahoning Co., OH, Health Care Fac. Rev. (Ohio Heart Institute) .....     1.400    07/05/02         950,000
   4,000,000    Mahoning Co., OH, Hosp. Fac. (Forum Health Oblig.) .................     1.300    07/05/02       4,000,000
   3,305,000    Marion Co., OH, Hosp. Impt. Rev. (Pooled Lease Proj.) ..............     1.320    07/05/02       3,305,000
     300,000    Marion Co., OH, Hosp. Impt. Rev. (Pooled Lease Proj.) ..............     1.320    07/05/02         300,000
   1,150,000    Mason, OH, Tax Increment Fin. Rev. (Central Park Proj.) ............     1.370    07/05/02       1,150,000
   2,750,000    Miami Co., OH, Hosp. Fac. (Upper Valley Medical Center) ............     1.280    07/05/02       2,750,000
   1,415,000    Montgomery Co., OH, Health Care Rev. (Comm. Blood Center Proj.) ....     1.400    07/05/02       1,415,000
   3,400,000    Montgomery Co., OH, Ltd. Oblig. Rev. (St.Vincent de Paul Proj.) ....     1.300    07/05/02       3,400,000
     300,000    Ohio St. Air Quality Dev. (Toledo Edison) ..........................     1.800    07/05/02         300,000
   3,585,000    Ohio St. Bldg. Auth. Fltr. Ctfs., Ser. 266 .........................     1.310    07/05/02       3,585,000
     200,000    Ohio St. Higher Educ. Fac. Cmnty. Rev. (Malone College) ............     1.350    07/05/02         200,000
   5,600,000    Ohio St. Higher Educ. Fac. Rev. (Pooled Fin.) ......................     1.400    07/05/02       5,600,000
   4,400,000    Ohio St. Higher Educ. Fac. Rev. (Pooled Fin.) ......................     1.400    07/05/02       4,400,000
   1,635,000    Ottawa Co., OH, Hosp. Fac. Rev. (Lutheran Home of Mercy Proj.) .....     1.350    07/05/02       1,635,000
     600,000    Rickenbacker, OH, Port. Auth. Rev. (Rickenbacker Holdings, Inc.) ...     1.400    07/05/02         600,000
   5,160,000    Sharonville, OH, IDR (Duke Realty Proj.) ...........................     1.400    07/05/02       5,160,000
   1,660,000    Summit Co., OH, Health Care Fac. Rev. (Evant, Inc. Proj.) ..........     1.350    07/05/02       1,660,000
     430,000    Summit Co., OH, IDR (Go-Jo Ind., Inc. Proj.) .......................     1.400    07/05/02         430,000
   3,995,000    Univ. of Akron, OH, General Receipts ...............................     1.310    07/05/02       3,995,000
   1,150,000    Village of Andover, OH, Health Care Fac. Rev. (D&M Realty Proj.) ...     1.320    07/05/02       1,150,000
   1,600,000    Warren Co., OH, IDR (Liquid Container Proj.) .......................     1.350    07/05/02       1,600,000
   5,000,000    Woodlawn, OH, EDR (Goodwill Ind. Proj.) ............................     1.320    07/05/02       5,000,000
   2,500,000    Hamilton Co., OH, IDR (ADP System) .................................     1.600    07/15/02       2,500,000
                                                                                                              ------------
                TOTAL FLOATING & VARIABLE DEMAND NOTES .............................                          $224,106,899
                                                                                                              ------------

--------------------------------------------------------------------------------------------------------------------------
 PRINCIPAL                                                                              COUPON    MATURITY         MARKET
   AMOUNT       ADJUSTABLE RATE PUT BONDS - 4.6%                                         RATE       DATE            VALUE
--------------------------------------------------------------------------------------------------------------------------
$    175,000    Cincinnati & Hamilton Co., OH, Port Auth. EDR (Kenwood Office
                Assoc. Proj.) ......................................................     2.850    08/01/02    $    175,000
   4,310,000    Cuyahoga Co., OH, IDR (Halle Office Bldg.) .........................     2.035    10/01/02       4,310,000
   3,415,000    Miami Valley, OH, Tax-Exempt Mtg. Rev ..............................     4.880    10/15/02       3,415,000
   1,195,000    Clermont Co., OH, EDR (John Q. Hammons Proj.) ......................     2.000    11/01/02       1,195,000
   2,695,000    Ohio St. HFA MFH (Lincoln Park) ....................................     1.800    11/01/02       2,695,000
   2,940,000    Richland Co., OH, IDR (Mansfield Sq. Proj.) ........................     1.850    11/15/02       2,940,000
     895,000    Scioto Co., OH, Health Care Rev. (Hillview Retirement) .............     3.100    12/01/02         894,934
     760,000    Gallia Co., OH, IDR (Jackson Pike Assoc.) ..........................     1.950    12/15/02         760,000
   3,000,000    ABN AMRO Munitops Trust Cert. 1998-I8 (Cleveland Water Works) ......     2.000    05/07/03       3,000,000
                                                                                                              ------------
                TOTAL ADJUSTABLE RATE PUT BONDS ....................................                          $ 19,384,934
                                                                                                              ------------

                           TOUCHSTONE FAMILY OF FUNDS
                                      [46]

OHIO TAX-FREE MONEY MARKET FUND (CONTINUED)
--------------------------------------------------------------------------------------------------------------------------
 PRINCIPAL                                                                              COUPON    MATURITY         MARKET
   AMOUNT       COMMERCIAL PAPER - 5.0%                                                  RATE       DATE            VALUE
--------------------------------------------------------------------------------------------------------------------------
$  3,000,000    Ohio Air Quality Dev. Auth. PCR ....................................     1.350    07/10/02    $  3,000,000
  12,900,000    Lorain Co., OH, Hosp. Rev. (Catholic Hlth. Partners) ...............     1.750    10/08/02      12,900,000
   5,000,000    Lorain Co., OH, Hosp. Rev. (Catholic Hlth. Partners) ...............     1.650    12/02/02       5,000,000
                                                                                                              ------------
                TOTAL COMMERCIAL PAPER .............................................                          $ 20,900,000
                                                                                                              ------------

                TOTAL INVESTMENT SECURITIES - 100.3%
                (Amortized Cost $422,894,275) ......................................                          $422,894,275

                LIABILITIES IN EXCESS OF OTHER ASSETS - (0.3%) .....................                            (1,132,747)
                                                                                                              ------------

                NET ASSETS - 100.0% ................................................                          $421,761,528
                                                                                                              ------------

See accompanying notes to portfolios of investments and notes to financial statements.

                           TOUCHSTONE FAMILY OF FUNDS
                                      [47]

FLORIDA TAX-FREE MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS
JUNE 30, 2002
--------------------------------------------------------------------------------------------------------------------------
 PRINCIPAL                                                                              COUPON    MATURITY         MARKET
   AMOUNT       FIXED RATE REVENUE & GENERAL OBLIGATION BONDS - 49.2%                    RATE       DATE            VALUE
--------------------------------------------------------------------------------------------------------------------------
$    250,000    Dade Co., FL, GO ...................................................     6.900    07/01/02    $    250,000
     200,000    Florida State Dept. of Transportation ..............................     6.400    07/01/02         200,000
     500,000    Florida State Div. Bd. Fin. Dept., Prerefunded @ 101 ...............     6.100    07/01/02         505,000
     500,000    Florida State PCR, Prerefunded @ 101 ...............................     6.600    07/01/02         504,999
     150,000    Florida State PCR, Prerefunded @101 ................................     6.500    07/01/02         151,500
     100,000    Florida State Turnpike Auth. Rev., Ser. A, Prerefunded @101 ........     6.350    07/01/02         101,000
     275,000    Iowa City, IA, Water Rev ...........................................     5.000    07/01/02         275,000
     265,000    Oklahoma St. Turnpike Auth. Rev., Ser. C, Prerefunded @ 102 ........     6.250    07/01/02         270,300
     200,000    Seneca Valley, PA, School Dist., Prerefunded @100 ..................     5.700    07/01/02         200,000
     500,000    Dade Co., FL, Sch. Dist. GO ........................................     6.875    08/01/02         502,245
     300,000    Palm Beach Co., FL, Sch. Brd. COP ..................................     4.500    08/01/02         300,743
     100,000    Pinellas Co., FL, Trans. Impt. Rev., Prerefunded @ 102 .............     6.000    08/01/02         102,368
     125,000    Friendswood, TX, ISD, Prerefunded @ 100 ............................     5.400    08/15/02         125,557
     420,000    Dade Co., FL, GO ...................................................    12.000    10/01/02         430,340
     300,000    Halifax, FL, (Hosp. Med. Ctr.), Rev ................................     4.500    10/01/02         302,134
     275,000    Jacksonville, FL, Elec. Auth. (Schrer 4 Proj.), Prerefunded @ 101 ..     5.250    10/01/02         280,245
     500,000    Lakeland, FL, Elec. & Water Rev ....................................     5.375    10/01/02         504,447
     300,000    Miami-Dade Co., FL, Aviation Rev ...................................     4.000    10/01/02         301,835
     200,000    Ohio St. Bldg. Auth. Fac. (Admin. Bldg. Proj.), Prerefunded @ 102 ..     6.300    10/01/02         206,281
     140,000    Orange Co., FL, Tourist Dev. Tax Rev., Prerefunded @ 102 ...........     6.250    10/01/02         144,406
     475,000    Orange Co., FL, Tourist Dev. Tax Rev., Prerefunded @ 102 ...........     6.500    10/01/02         490,099
     200,000    Orange Co., FL, Toursit Dev. Tax Rev., .............................     6.150    10/01/02         202,256
     100,000    Pinellas Co., FL, Water Rev ........................................     4.400    10/01/02         100,712
     500,000    Reedy Creek, FL, Impt. Dist. Utils. Rev., Ser 1 ....................     5.000    10/01/02         503,937
     300,000    Tampa, FL, Water & Swr. Rev., Prerefunded @ 101 ....................     6.000    10/01/02         305,911
     150,000    Titusville, FL, Water & Swr. Rev ...................................     3.800    10/01/02         150,850
     100,000    Lakeland, FL, Hosp. Rev. (Lakeland Regl. Med. Ctr. Proj.) ..........     5.500    11/15/02         101,388
     100,000    Key West, FL, Capt. Impt. Marina Rev., Prerefunded @ 102 ...........     6.125    12/01/02         103,903
     200,000    Florida St. Bd. of Educ. Outlay ....................................     5.500    01/01/03         203,749
     400,000    Pinellas Co., FL, Capt. Impt. Proj. Rev ............................     5.250    01/01/03         406,717
     245,000    Broward Co., FL, Educ. Fac. (Nova Southeastern Univ. Proj.) ........     5.500    04/01/03         251,746
     100,000    Dade Co., FL Educ. Fac. Auth. Rev. (Univ. of Miami) ................     5.500    04/01/03         102,864
     345,000    Harlan Co., KY, Justice Ctr. BANS ..................................     2.250    04/01/03         345,000
                                                                                                              ------------
                TOTAL FIXED RATE REVENUE & GENERAL OBLIGATION BONDS ................                          $  8,927,532
                                                                                                              ------------

--------------------------------------------------------------------------------------------------------------------------
 PRINCIPAL                                                                              COUPON    MATURITY         MARKET
   AMOUNT       FLOATING & VARIABLE DEMAND NOTES - 37.7%                                 RATE       DATE            VALUE
--------------------------------------------------------------------------------------------------------------------------
$    500,000    Arvada Co., FL, Water Utility Rev ..................................     1.600    07/01/02    $    500,000
     100,000    Collier Co., FL, Health Fac. Auth. Hosp. Rev. (Cleveland Clinic) ...     2.000    07/01/02         100,000
     400,000    Jacksonville, FL, Elect. Auth. Rev. (Elec. Sys.) ...................     1.850    07/01/02         400,000
     100,000    Jacksonville, FL, Health Fac. Hosp. Rev., (Genesis Rehab Hosp.) ....     1.850    07/01/02         100,000
     885,000    Broward Co., FL, HFA (Fisherman's Landing) .........................     1.300    07/03/02         885,000

                           TOUCHSTONE FAMILY OF FUNDS
                                      [48]

FLORIDA TAX-FREE MONEY MARKET FUND (CONTINUED)
--------------------------------------------------------------------------------------------------------------------------
 PRINCIPAL                                                                              COUPON    MATURITY         MARKET
   AMOUNT       FLOATING & VARIABLE DEMAND NOTES - 37.7% (CONTINUED)                     RATE       DATE            VALUE
--------------------------------------------------------------------------------------------------------------------------
$    300,000    Broward Co., FL, HFA MFH Rev. (Margate Invts. Proj.) ...............     1.300    07/03/02    $    300,000
     500,000    Broward Co., FL, HFA MFH Rev. (Reflections Apts. Proj.) ............     1.300    07/03/02         500,000
     400,000    Capital Proj. Fin. Auth. FL, Rev., Var. (Proj. Ln. Program) ........     1.750    07/03/02         400,000
     500,000    Clay Co., FL, HFA MFH Rev. (Bluff Hsg.) ............................     1.300    07/03/02         500,000
     100,000    Dade Co., FL, IDA IDR (Dolphins Stadium Proj.) .....................     1.250    07/03/02         100,000
     200,000    Florida HFA MFH Rev. (Carlton Arms II Proj.) .......................     1.300    07/03/02         200,000
     500,000    Lee Co., FL, IDR Educ. Fac. Rev. (Canterbury School Proj.) .........     1.250    07/03/02         500,000
     400,000    Duval Co., FL, HFA (Sunbeam Road Proj.) ............................     1.300    07/05/02         400,000
     300,000    Harvard, IL, Health Care (Harvard Memorial Hosp.) ..................     1.650    07/05/02         300,000
     150,000    Jacksonville, FL, Health Fac. Rev. (River Garden) ..................     1.300    07/05/02         150,000
     500,000    Palm Beach Co., FL, Sch. Brd. COP ..................................     1.200    07/05/02         500,000
     500,000    Seminole Co., FL, IDA (FL Living Nursing Ctr.) .....................     1.300    07/05/02         500,000
     200,000    University of North Florida 1998 Parking Rev. Bonds ................     1.300    07/05/02         200,000
     300,000    Volusia Co., FL, HFA MFH (Mallwood Village) ........................     1.300    07/05/02         300,000
                                                                                                              ------------
                TOTAL FLOATING & VARIABLE DEMAND NOTES .............................                          $  6,835,000
                                                                                                              ------------

--------------------------------------------------------------------------------------------------------------------------
 PRINCIPAL                                                                              COUPON    MATURITY         MARKET
   AMOUNT       ADJUSTABLE RATE PUT BONDS - 12.6%                                        RATE       DATE            VALUE
--------------------------------------------------------------------------------------------------------------------------
$    490,000    Corpus Christi, TX, IDC Econ. Dev. Rev. (TX Air Invt. Co. Proj.) ...     2.800    08/01/02    $    490,000
   1,200,000    Putnam Co., FL, Dev. Auth. PCR, Ser. H-1 (Seminole Elec. Coop.) ....     2.000    12/15/02       1,200,000
     585,000    Eastern Sts. Tax Exmp. Mtg. Bd. Tr. Adjustable Rate Ctfs ...........     5.190    03/01/03         585,000
                                                                                                              ------------
                TOTAL ADJUSTABLE RATE PUT BONDS ....................................                          $  2,275,000
                                                                                                              ------------

                TOTAL INVESTMENT SECURITIES - 99.5%
                (Amortized Cost $18,037,532) .......................................                          $ 18,037,532

                OTHER ASSETS IN EXCESS OF LIABILITIES - 0.5% .......................                                90,492
                                                                                                              ------------

                NET ASSETS - 100.0% ................................................                          $ 18,128,024
                                                                                                              ------------

See accompanying notes to portfolio of investments and notes to financial statements.

                           TOUCHSTONE FAMILY OF FUNDS
                                      [49]

TAX-FREE INTERMEDIATE TERM FUND
PORTFOLIO OF INVESTMENTS
JUNE 30, 2002
--------------------------------------------------------------------------------------------------------------------------
 PRINCIPAL                                                                              COUPON    MATURITY         MARKET
   AMOUNT       MUNICIPAL OBLIGATIONS - 101.8%                                           RATE       DATE            VALUE
--------------------------------------------------------------------------------------------------------------------------
                CALIFORNIA - 1.8%
$    250,000    California HFA Multi-Unit Rental Rev ...............................     6.500    08/01/05    $    255,718
     420,000    Sacramento Co., CA, MFH ARPB (Fairway One Apts.) ...................     5.875    02/01/08         420,991
                                                                                                              ------------
                                                                                                                   676,709
                                                                                                              ------------

                COLORADO - 3.0%
   1,065,000    Superior Metro. Dist. No. 1 CO, Water & Sewer Rev. ARPB ............     5.500    12/01/20       1,115,087
                                                                                                              ------------

                FLORIDA - 8.0%
     455,000    Pensacola, FL, Airport Rev. ........................................     5.400    10/01/07         495,823
   1,000,000    Pasco Co., FL, HFA MFH Rev. (Cypress Trail Apts.) ..................     5.500    06/01/08       1,047,660
     915,000    Florida HFA MFH Sr. Lien, Ser. I-1 .................................     6.100    01/01/09         981,429
     400,000    Gulf Breeze, FL, Rev. (Miami Beach) ................................     5.000    12/01/20         424,004
                                                                                                              ------------
                                                                                                                 2,948,916
                                                                                                              ------------
                ILLINOIS - 1.6%
     500,000    Chicago, IL, Met. Water Reclamation Dist ...........................     7.000    01/01/11         608,885
                                                                                                              ------------

                INDIANA - 1.4%
     500,000    Indiana HFA Multi-Unit Mtg. Prog. Rev ..............................     6.600    01/01/12         517,650
                                                                                                              ------------

                IOWA - 2.3%
     250,000    Iowa Student Loan Liquidity Corp. Rev ..............................     6.400    07/01/04         255,060
     210,000    Iowa HFA Rev .......................................................     6.500    07/01/06         213,700
     240,000    Iowa Student Loan Liquidity Corp. Rev ..............................     6.600    07/01/08         244,836
     130,000    Cedar Rapids, IA, Hosp. Fac. Rev. (St. Luke's Methodist Hosp.) .....     6.000    08/15/09         138,427
                                                                                                              ------------
                                                                                                                   852,023
                                                                                                              ------------

                KENTUCKY - 1.4%
     500,000    Louisville & Jefferson Co., KY, Met. Swr. Dist. Rev ................     5.300    05/15/10         517,860
                                                                                                              ------------

                MASSACHUSETTS - 1.2%
     420,000    Massachusetts St. Ind. Fin. Agy. Rev., Ser. 1997 (Hudner Assoc.) ...     5.000    01/01/08         443,276
                                                                                                              ------------

                MICHIGAN - 1.9%
     150,000    Delta Co., MI, EDR Corp. Environmental Impt. (Mead-Escanaba
                Paper Co. Proj.) ...................................................     2.080    07/01/02         150,000
     500,000    Detroit MI, UT GO ..................................................     6.375    04/01/07         546,170
                                                                                                              ------------
                                                                                                                   696,170
                                                                                                              ------------

                MISSISSIPPI - 1.9%
     335,000    Mississippi Business Fin. Corp. IDR (Bomaine Corp.) ................     5.200    05/01/11         335,663
     365,000    Mississippi Business Fin. Corp. IDR (Bomaine Corp.) ................     5.300    05/01/12         366,343
                                                                                                              ------------
                                                                                                                   702,006
                                                                                                              ------------

                           TOUCHSTONE FAMILY OF FUNDS
                                      [50]

TAX-FREE INTERMEDIATE TERM FUND (CONTINUED)
--------------------------------------------------------------------------------------------------------------------------
 PRINCIPAL                                                                              COUPON    MATURITY         MARKET
   AMOUNT       MUNICIPAL OBLIGATIONS - 101.8% (CONTINUED)                               RATE       DATE            VALUE
--------------------------------------------------------------------------------------------------------------------------
                NEBRASKA - 0.1%
$     50,000    Nebraska Invest. Fin. Auth. Rev. (Foundation for Educ. Fund),
                Escrowed to Maturity ...............................................     7.000    11/01/09    $     50,526
                                                                                                              ------------

                NEVADA - 1.4%
     500,000    Las Vegas, NV, Spl. Impt. Dist., Rev ...............................     5.250    06/01/12         528,500
                                                                                                              ------------

                NEW YORK - 2.9%
   1,000,000    Metropolitan Trans. Auth. NY Svc. Contract .........................     5.250    01/01/11       1,084,140
                                                                                                              ------------

                NORTH CAROLINA - 2.1%
     350,000    Carteret Co., NC, COP ..............................................     5.200    06/01/11         380,433
     350,000    Carteret Co., NC, COP ..............................................     5.300    06/01/13         382,802
                                                                                                              ------------
                                                                                                                   763,235
                                                                                                              ------------

                OHIO - 50.3%
     335,000    Ohio St. EDR Ohio Enterprise Bond Fd. (Smith Steelite Proj.) .......     5.600    12/01/03         349,160
     155,000    Ohio St. EDR Ohio Enterprise Bond Fd. (Cheryl & Co.) ...............     5.500    12/01/04         162,487
   1,005,000    Franklin Co., OH, Health Care Rev. (First Comm. Village) ...........     6.000    06/01/06       1,046,828
     530,000    Toledo, OH, GO .....................................................     6.000    12/01/06         597,591
     500,000    Ohio St. IDR, Ser. 1997 (Bomaine Corporation Proj.) ................     5.500    11/01/07         512,110
     449,436    Columbus, OH, Special Assessment GO ................................     5.050    04/15/08         479,530
     700,000    West Clermont, OH, LSD GO ..........................................     6.150    12/01/08         776,013
   1,035,000    Reading, OH, Rev. (St. Mary's Educ. Institute) .....................     5.550    02/01/10       1,123,586
   1,000,000    Cuyahoga Co., OH, Meeting Rev. (West Tech. Apts. Proj.) ............     5.100    09/20/10       1,047,540
   1,000,000    Franklin Co., OH, Rev. (Online Computer Library Ctr.) ..............     4.650    10/01/11       1,032,930
   1,000,000    Lorain Co., OH, Hosp. Rev. (Catholic Health) .......................     5.625    10/01/11       1,082,770
     275,000    Akron, OH, GO ......................................................     6.000    11/01/11         313,541
   1,000,000    Ohio St. University General Receipts Rev ...........................     5.125    12/01/11       1,078,410
   1,000,000    Hamilton Co., OH, Sewer Sys. Rev ...................................     5.500    12/01/11       1,115,120
   1,075,000    Franklin Co., OH, Hosp. Rev. Impt. (Childrens Hosp. Proj.) .........     5.500    05/01/12       1,188,069
   1,000,000    Bowling Green St. University, OH, General Receipts .................     5.750    06/01/12       1,118,620
   1,000,000    Ohio St. Turnpike Rev ..............................................     5.250    02/15/13       1,073,060
     500,000    Erie Co., OH, Hosp. Facs. Rev., (Fireland Regl. Med. Ctr.) .........     6.000    08/15/13         546,705
     615,000    Ohio St. University General Receipts Rev ...........................     5.750    12/01/13         682,256
     230,000    Lorain, OH .........................................................     4.500    12/01/14         232,091
   1,000,000    Indian Hill, OH, EVSD GO ...........................................     5.250    12/01/14       1,069,750
     660,000    West Chester Twp., OH, GO ..........................................     5.500    12/01/14         725,333
     250,000    Lorain, OH .........................................................     4.625    12/01/15         252,570
     415,000    Dublin, OH, Var. Purp. Impt ........................................     6.000    12/01/15         465,651
     465,000    Cincinnati, OH, Police & Fireman's Disability GO ...................     5.750    12/01/16         510,491
                                                                                                              ------------
                                                                                                                18,582,212
                                                                                                              ------------

                PENNSYLVANIA - 4.2%
     500,000    Pennsylvania Fin. Auth. Muni. Capital Impt. Proj. Rev ..............     6.600    11/01/09         536,695
   1,000,000    Pennsylvania St. Higher Educ. Facs. Assn. Indpt. Clgs. & Univs. (St.
                Josephs College) ...................................................     5.000    05/01/11       1,017,400
                                                                                                              ------------
                                                                                                                 1,554,095
                                                                                                              ------------

                           TOUCHSTONE FAMILY OF FUNDS
                                      [51]

TAX-FREE INTERMEDIATE TERM FUND (CONTINUED)
--------------------------------------------------------------------------------------------------------------------------
 PRINCIPAL                                                                              COUPON    MATURITY         MARKET
   AMOUNT       MUNICIPAL OBLIGATIONS - 101.8% (CONTINUED)                               RATE       DATE            VALUE
--------------------------------------------------------------------------------------------------------------------------
                SOUTH CAROLINA - 2.1%
$    725,000    Richland-Lexington, SC, Airport Dist. Rev. (Columbia Metro.) .......     6.000    01/01/08    $    761,576
                                                                                                              ------------

                TENNESSEE - 5.7%
   1,000,000    Tennessee Energy Acquisition Corp. Gas. Rev ........................     5.000    09/01/07       1,075,440
     500,000    Memphis-Shelby Co., TN, Arpt. Spl. Facs. Rev.
                (Federal Express Corp.) ............................................     5.050    09/01/12         505,120
     525,000    Southeast, TN, Tax-Exempt Mtg. Trust ARPB, Ser. 1990 ...............     7.250    04/01/17         540,929
                                                                                                              ------------
                                                                                                                 2,121,489
                                                                                                              ------------

                TEXAS - 5.1%
     515,000    Robinson, TX, ISD GO ...............................................     5.750    08/15/10         571,418
     117,960    Midland, TX, HFC Rev., Ser. A-2 ....................................     8.450    12/01/11         127,553
      10,000    San Antonio, TX, Elec. & Gas Rev., Escrowed to Maturity ............     5.000    02/01/12          10,691
     585,000    Denton Co., TX, Permanent Impt. GO .................................     5.000    07/15/12         615,034
     500,000    Austin, TX, Hotel Occupancy Tax, Rev., Ref-Sub Lien ................     5.750    11/15/12         549,720
                                                                                                              ------------
                                                                                                                 1,874,416
                                                                                                              ------------

                VIRGINIA - 3.4%
   1,195,000    Fairfax Co., VA, GO ................................................     5.000    06/01/13       1,262,134
                                                                                                              ------------

                TOTAL MUNICIPAL OBLIGATIONS - 101.8% ...............................                          $ 37,660,905
                (Amortized Cost $35,789,192)

                LIABILITIES IN EXCESS OF OTHER ASSETS - (1.8%) .....................                              (653,553)
                                                                                                              ------------

                NET ASSETS - 100.0% ................................................                          $ 37,007,352
                                                                                                              ------------

See accompanying notes to portfolio of investments and notes to financial statements.

                           TOUCHSTONE FAMILY OF FUNDS
                                      [52]

OHIO INSURED TAX-FREE FUND
PORTFOLIO OF INVESTMENTS
JUNE 30, 2002
--------------------------------------------------------------------------------------------------------------------------
 PRINCIPAL                                                                              COUPON    MATURITY         MARKET
   AMOUNT       FIXED RATE REVENUE & GENERAL OBLIGATION BONDS - 97.5%                    RATE       DATE            VALUE
--------------------------------------------------------------------------------------------------------------------------
$     97,000    Ohio St. Bldg. Auth. Rev. (Columbus St. Proj.), Prerefunded @ 100 ..    10.125    04/01/03    $    102,251
      21,000    Ohio St. Bldg. Auth. Rev. (Frank Lausch Proj.), Prerefunded @ 100 ..    10.125    04/01/03          22,137
     230,000    Summit Co., OH, GO, Prerefunded @ 100 ..............................     6.900    08/01/03         243,248
     500,000    Ohio St. Bldg. Auth. Rev. (Juvenile Correctional Bldg.), Prerefunded
                @ 102 ..............................................................     6.600    10/01/04         560,080
     290,000    Alliance, OH, CSD GO ...............................................     6.900    12/01/06         299,329
     500,000    Hamilton, OH, Water Sys. Mtg. Rev ..................................     6.400    10/15/10         511,890
     210,000    Cuyahoga Co., OH, Hosp. Rev. (University Hosp.) Escrowed to
                Maturity ...........................................................     9.000    06/01/11         261,622
     365,000    Bexley, OH, CSD GO .................................................     7.125    12/01/11         453,494
     530,000    Urbana, OH, Wastewater Impt. GO ....................................     7.050    12/01/11         552,302
     600,000    Westerville, OH, Water Sys. Impt. GO ...............................     6.450    12/01/11         623,178
     500,000    Strongsville, OH, CSD GO ...........................................     5.375    12/01/12         554,970
   1,095,000    West Clermont, OH, LSD GO ..........................................     6.900    12/01/12       1,256,951
     530,000    Ottawa Co., OH, GO .................................................     5.750    12/01/14         564,249
   1,000,000    Portage Co., OH, GO ................................................     6.200    12/01/14       1,099,090
     400,000    Warren, OH, Waterworks Rev .........................................     5.500    11/01/15         443,596
   1,000,000    Buckeye Valley, OH, LSD GO .........................................     6.850    12/01/15       1,213,530
     500,000    Ohio St. Higher Educ. Fac. Rev. (Univ. of Dayton) ..................     6.750    12/01/15         521,115
     715,000    Columbus-Polaris Hsg. Corp. Rev.,Prerefunded @ 102 .................     7.400    01/01/16         867,088
     750,000    Montgomery Co., OH, Hosp. Rev. (Miami Valley Hosp.) ................     6.250    11/15/16         775,748
   1,260,000    Cleveland, OH, Airport Sys. Rev ....................................     5.125    01/01/17       1,291,223
     750,000    Butler Co.,OH, Trans. Impt. Dist ...................................     5.125    04/01/17         772,973
     500,000    Toledo, OH, Sewer Sys. Rev .........................................     6.350    11/15/17         554,245
   1,000,000    Springfield, OH, CSD ...............................................     5.000    12/01/17       1,030,710
     655,000    Twinsburg, OH, Park & Land GO ......................................     5.500    12/01/17         702,239
   1,000,000    Ohio St. Bldg. Auth. Rev. (Adult Correctional Bldg.) ...............     5.250    10/01/18       1,035,130
   1,165,000    Cleveland, OH, GO ..................................................     5.125    12/01/18       1,198,820
   1,000,000    University of Cincinnati, OH, General Receipts Rev .................     5.750    06/01/19       1,074,820
   1,000,000    Lucas Co., OH, Hsg. Dev. Corp. (Northgate Apts.) ...................     5.950    07/01/19       1,024,540
   1,000,000    Lorain Co., OH, Hosp. Rev. (Catholic Health Partners) ..............     5.500    09/01/19       1,051,390
   1,000,000    Lucas Co., OH, Hosp. Rev. (Promedia Health) ........................     5.625    11/15/19       1,059,030
   2,000,000    Avon Lake, OH, CSD GO ..............................................     5.500    12/01/19       2,112,819
   2,145,000    Brunswick, OH, CSD GO ..............................................     5.750    12/01/19       2,308,276
     745,000    Crawford Co., OH, GO ...............................................     4.750    12/01/19         735,412
   1,000,000    Evergreen, OH, LSD .................................................     5.500    12/01/19       1,051,540
   2,000,000    Hamilton, OH, CSD UT GO ............................................     5.500    12/01/19       2,103,079
   1,250,000    Kings, OH, LSD GO ..................................................     5.950    12/01/19       1,370,100
     500,000    Akron, OH, GO ......................................................     5.800    11/01/20         537,170
     500,000    East Holmes, OH, LSD Sch. Impt .....................................     6.125    12/01/20         559,185
   1,000,000    Greene Co., OH, Sewer Sys. Rev .....................................     5.625    12/01/20       1,063,480
   1,500,000    Nordonia Hills, OH, CSD Sch. Impt ..................................     5.375    12/01/20       1,560,045
     715,000    Sylvania, OH, CSD GO ...............................................     4.750    12/01/20         698,662
     850,000    West Chester Twp., OH, Ref .........................................     5.000    12/01/20         855,406
     525,000    Kings, OH, LSD GO ..................................................     6.050    12/01/21         575,447

                           TOUCHSTONE FAMILY OF FUNDS
                                      [53]

OHIO INSURED TAX-FREE FUND (CONTINUED)
--------------------------------------------------------------------------------------------------------------------------
 PRINCIPAL      FIXED RATE REVENUE & GENERAL OBLIGATION BONDS - 97.5%                   COUPON    MATURITY         MARKET
   AMOUNT       (CONTINUED)                                                              RATE       DATE            VALUE
--------------------------------------------------------------------------------------------------------------------------
$    500,000    Lake, OH, LSD GO (Stark Co.) .......................................     5.750    12/01/21    $    534,005
   1,000,000    Monroe, OH, LSD Sch. Impt. UT GO ...................................     5.000    12/01/21       1,000,770
   1,000,000    Summit Co., OH, GO .................................................     6.000    12/01/21       1,163,800
   1,000,000    Alliance, OH, CSD GO ...............................................     5.500    12/01/22       1,046,820
     900,000    Antwerp, OH, LSD UT GO .............................................     4.750    12/01/22         878,130
   1,035,000    Lima, OH, CSD ......................................................     5.500    12/01/22       1,086,905
     500,000    Morgan, OH, LSD GO .................................................     5.750    12/01/22         533,310
   1,250,000    Scioto Valley, OH, LSD GO ..........................................     5.650    12/01/22       1,325,463
   1,000,000    Hamilton, OH, CSD GO ...............................................     5.625    12/01/24       1,043,200
   1,000,000    Hilliard, OH, CSD GO ...............................................     5.750    12/01/24       1,064,280
   1,000,000    Kings, OH, LSD GO ..................................................     5.650    12/01/24       1,037,450
   1,250,000    Ohio St. University General Receipts Rev ...........................     5.750    12/01/24       1,324,938
   1,750,000    Eaton, OH, CSD UT GO ...............................................     5.000    12/01/25       1,714,440
   1,500,000    Marysville, OH, EVSD UT GO .........................................     5.000    12/01/25       1,469,520
   1,000,000    Plain, OH, LSD GO ..................................................     5.000    12/01/25         979,680
     900,000    Hamilton Co., OH, Sewer Sys. Rev ...................................     4.750    12/01/26         842,418
   1,000,000    Hilliard, OH, CSD GO ...............................................     5.750    12/01/28       1,058,940
     920,000    Licking Heights, OH, LSD GO ........................................     6.400    12/01/28       1,078,314
     500,000    Pickerington, OH, CSD GO ...........................................     5.000    12/01/28         486,470
   1,000,000    Erie Co., OH, Hosp. Fac. Rev. (Fireland Reg. Med. Ctr.) ............     5.625    08/15/32         999,200
                                                                                                              ------------
                TOTAL FIXED RATE REVENUE & GENERAL OBLIGATION BONDS ................                          $ 57,919,662
                                                                                                              ------------

--------------------------------------------------------------------------------------------------------------------------
 PRINCIPAL                                                                              COUPON    MATURITY         MARKET
   AMOUNT       FLOATING & VARIABLE DEMAND NOTES - 1.8%                                  RATE       DATE            VALUE
--------------------------------------------------------------------------------------------------------------------------
$    100,000    Cincinnati & Hamilton Co., OH, Port. Auth. Econ. Dev. Rev., Adj.
                (Kenwood Office Assoc. Proj.) ......................................     1.950    07/01/02    $    100,000
     500,000    Hamilton Co., OH, Hosp. Fac. Rev., Adj. (Health Alliance) ..........     1.290    07/03/02         500,000
     500,000    Puerto Rico, Elec. Pwr. Auth., SGA-43 ..............................     1.140    07/03/02         500,000
                                                                                                              ------------
                TOTAL FLOATING & VARIABLE DEMAND NOTES .............................                          $  1,100,000
                                                                                                              ------------

                TOTAL INVESTMENT SECURITIES - 99.3%
                (Amortized Cost $55,302,594) .......................................                          $ 59,019,662

                OTHER ASSETS IN EXCESS OF LIABILITIES - 0.7% .......................                               398,431
                                                                                                              ------------

                NET ASSETS - 100.0% ................................................                          $ 59,418,093
                                                                                                              ------------

See accompanying notes to portfolio of investments and notes to financial statements.

                           TOUCHSTONE FAMILY OF FUNDS
                                      [54]

NOTES TO PORTFOLIOS OF INVESTMENTS
JUNE 30, 2002
--------------------------------------------------------------------------------

Variable and adjustable rate put bonds earn interest at a coupon rate which fluctuates at specified intervals, usually daily, monthly or semi-annually. The rates shown in the Portfolios of Investments are the coupon rates in effect at June 30, 2002.

Put bonds may be redeemed at the discretion of the holder on specified dates prior to maturity. Mandatory put bonds are automatically redeemed at a specified put date unless action is taken by the holder to prevent redemption.

Bonds denoted as prerefunded are anticipated to be redeemed prior to their scheduled maturity. The dates indicated in the Portfolios of Investments are the stipulated prerefunded dates.

PORTFOLIO ABBREVIATIONS:

ARPB -  Adjustable Rate Put Bond
BANS - Bond Anticipation Notes
COP - Certificates of Participation
CSD - City School District
EDR - Economic Development Revenue
EVSD - Exempted Village School District
GO - General Obligation
HFA - Housing Finance Authority/Agency
HFC - Housing Finance Corporation
IDA - Industrial Development Authority/Agency
IDC - Industrial Development Corporation
IDR - Industrial Development Revenue
ISD - Independent School District
LSD - Local School District
LT - Limited Tax
MFH - Multi-Family Housing
MFM - Multi-Family Mortgage
PCR - Pollution Control Revenue
SD - School District
SFM - Single Family Mortgage
TANS - Tax Anticipation Notes
TRANS - Tax Revenue Anticipation Notes
USD - Unified School District
UT - Unlimited Tax

                           TOUCHSTONE FAMILY OF FUNDS
                                      [55]

REPORT OF INDEPENDENT AUDITORS
--------------------------------------------------------------------------------

To the Shareholders and
Board of Trustees of the Touchstone Tax-Free Trust

We have audited the accompanying statements of assets and liabilities of Touchstone Tax-Free Trust (consisting of Tax-Free Money Market Fund, California Tax-Free Money Market Fund, Ohio Tax-Free Money Market Fund, Florida Tax-Free Money Market Fund, Tax-Free Intermediate Term Fund, and Ohio Insured Tax-Free
Fund) (the "Funds"), including the schedules of portfolio investments, as of June 30, 2002, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years then ended, and financial highlights for each of the three years then ended. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights presented herein for each of the respective years or periods ended June 30, 1999 were audited by other auditors whose report dated August 6, 1999 expressed an unqualified opinion.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2002, by correspondence with the custodians and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Touchstone Tax-Free Trust as of June 30, 2002, the results of its operations for the year then ended, the changes in its net assets for each of the two years then ended, and the financial highlights for each of the three years then ended in conformity with accounting principles generally accepted in the United States.


/s/ Ernst & Young LLP

Cincinnati, Ohio
August 13, 2002

                           TOUCHSTONE FAMILY OF FUNDS
                                      [56]

                       THIS PAGE INTENTIONALLY LEFT BLANK.


                           TOUCHSTONE FAMILY OF FUNDS
                                      [57]

                       THIS PAGE INTENTIONALLY LEFT BLANK.


                           TOUCHSTONE FAMILY OF FUNDS
                                      [58]

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

TOUCHSTONE FAMILY OF FUNDS

DISTRIBUTOR
Touchstone Securities, Inc.
221 East Fourth Street
Suite 300
Cincinnati, Ohio 45202-4094
800.638.8194
www.touchstonefunds.com

INVESTMENT ADVISER
Touchstone Advisors, Inc.
221 East Fourth Street
Suite 300
Cincinnati, Ohio 45202-4094

TRANSFER AGENT
Integrated Fund Services, Inc.
P.O. Box 5354
Cincinnati, Ohio 45201-5354

SHAREHOLDER SERVICE
800.543.0407

Member Western & Southern Financial Group

                                               -----------------
                                                   PRESORTED
                                                    STANDARD
                                               U.S. POSTAGE PAID
                                                  CHICAGO, IL
                                                  PERMIT #6325
                                               -----------------
                                       Address Service Requested

[LOGO]
      TOUCHSTONE
      --------------------------------------------------------------------------
                                                                 Family of Funds